UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07445

                           SEI ASSET ALLOCATION TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Conservative Income Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.0%

FIXED INCOME FUND - 55.3%
   SEI Institutional Managed Trust
     Core Fixed Income Fund,
     Class A*                                         3,300,918   $      33,669
                                                                  -------------
Total Fixed Income Fund
   (Cost $34,563) ($ Thousands)                                          33,669
                                                                  -------------
EQUITY FUNDS - 24.6%
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha
     Fund, Class A                                    1,177,469          12,776
   SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A**                                           38,493             725
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                       42,416             718
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified
     Alpha Fund, Class A                                 78,732             730
                                                                  -------------
Total Equity Funds
   (Cost $13,984) ($ Thousands)                                          14,949
                                                                  -------------
MONEY MARKET FUND (A) - 20.1%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     4.64%                                           12,203,706          12,204
                                                                  -------------
Total Money Market Fund
   (Cost $12,204) ($ Thousands)                                          12,204
                                                                  -------------
Total Investments - 100.0%
   (Cost $60,751) ($ Thousands)+                                  $      60,822
                                                                  =============

Percentages are based on Net Assets of $60,809 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

**    Non-Income Producing Fund.

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $60,831 ($ Thousands), and the unrealized appreciation and depreciation were $1,027 ($ Thousands) and $(1,036) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Conservative Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.0%

FIXED INCOME FUND - 59.5%
   SEI Institutional Managed Trust
     Core Fixed Income Fund,
     Class A*                                         4,898,039   $      49,960
                                                                  -------------
Total Fixed Income Fund
   (Cost $51,272) ($ Thousands)                                          49,960
                                                                  -------------
EQUITY FUNDS - 39.5%
   SEI Institutional International Trust
     International Equity Fund,
     Class A                                            500,494           6,722
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha
     Fund, Class A                                    2,083,137          22,602
   SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A**                                           68,945           1,299
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                       76,795           1,300
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified
     Alpha Fund, Class A                                141,142           1,308
                                                                  -------------
Total Equity Funds
   (Cost $29,788) ($ Thousands)                                          33,231
                                                                  -------------
MONEY MARKET FUND (A) - 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     4.64%                                              842,735             843
                                                                  -------------
Total Money Market Fund
   (Cost $843) ($ Thousands)                                                843
                                                                  -------------
Total Investments - 100.0%
   (Cost $81,903) ($ Thousands)+                                  $      84,034
                                                                  =============

Percentages are based on Net Assets of $84,071 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

**    Non-Income Producing Fund

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $82,055 ($ Thousands), and the unrealized appreciation and depreciation were $3,540 ($ Thousands) and $(1,561) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Global Moderate Growth Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.1%

EQUITY FUNDS - 59.7%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                            118,893   $       2,073
   SEI Institutional International Trust
     International Equity Fund,
     Class A                                          2,140,348          28,745
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha
     Fund, Class A                                    7,151,532          77,595
   SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A*                                           241,417           4,548
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                      268,932           4,553
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified
     Alpha Fund, Class A                                494,243           4,582
                                                                  -------------
Total Equity Funds
   (Cost $110,436) ($ Thousands)                                        122,096
                                                                  -------------
FIXED INCOME FUNDS - 39.4%
   SEI Institutional Managed Trust
     Core Fixed Income Fund,
     Class A                                          6,278,676          64,042
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A                                            781,821           8,217
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                    1,040,405           8,240
                                                                  -------------
Total Fixed Income Funds
   (Cost $82,994) ($ Thousands)                                          80,499
                                                                  -------------
MONEY MARKET FUND (A) - 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     4.64%                                            2,081,363           2,081
                                                                  -------------
Total Money Market Fund
   (Cost $2,081) ($ Thousands)                                            2,081
                                                                  -------------
Total Investments - 100.1%
   (Cost $195,511) ($ Thousands)+                                  $    204,676
                                                                  =============

Percentages are based on Net Assets of $204,467 ($ Thousands).

*     Non-Income Producing Fund.

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $195,992 ($ Thousands), and the unrealized appreciation and depreciation were $12,176 ($ Thousands) and $(3,492) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Moderate Growth Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.0%

EQUITY FUNDS - 59.7%
   SEI Institutional International Trust
     International Equity Fund,
     Class A                                          1,932,891   $      25,959
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha
     Fund, Class A                                    8,103,310          87,921
   SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A*                                           272,425           5,132
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                      299,956           5,078
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified
     Alpha Fund, Class A                                554,107           5,137
                                                                   ------------
Total Equity Funds
   (Cost $117,286) ($ Thousands)                                        129,227
                                                                   ------------
FIXED INCOME FUND - 39.3%
   SEI Institutional Managed Trust
   Core Fixed Income Fund,
   Class A                                            8,354,217          85,213
                                                                  -------------
Total Fixed Income Fund
   (Cost $87,232) ($ Thousands)                                          85,213
                                                                  -------------
MONEY MARKET FUND (A) - 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     4.64%                                            2,214,827           2,215
                                                                  -------------
Total Money Market Fund
   (Cost $2,215) ($ Thousands)                                            2,215
                                                                  -------------
Total Investments - 100.0%
   (Cost $206,733) ($ Thousands)+                                  $    216,655
                                                                  =============

Percentages are based on Net Assets of $216,664 ($ Thousands).

*     Non-Income Producing Fund

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $206,768 ($ Thousands), and the unrealized appreciation and depreciation were $12,562 ($ Thousands) and $(2,675) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Global Growth Fund
December 31, 2007

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
-------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.1%

EQUITY FUNDS - 79.8%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                            306,283   $       5,342
   SEI Institutional International Trust
     International Equity Fund,
     Class A                                          3,559,851          47,809
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha
     Fund, Class A*                                  12,332,617         133,809
   SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A**                                          415,748           7,833
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                      456,849           7,734
     SEI Institutional Managed Trust
     Small/Mid Cap Diversified
     Alpha Fund, Class A                                847,778           7,859
                                                                  -------------
Total Equity Funds
   (Cost $190,456) ($ Thousands)                                        210,386
                                                                  -------------
FIXED INCOME FUNDS - 19.3%
   SEI Institutional Managed Trust
     Core Fixed Income Fund,
     Class A                                          3,933,605          40,122
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A                                            509,387           5,354
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                      677,875           5,369
                                                                  -------------
Total Fixed Income Funds
   (Cost $52,592) ($ Thousands)                                          50,845
                                                                  -------------
MONEY MARKET FUND (A) - 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     4.64%                                            2,710,001           2,710
                                                                  -------------
Total Money Market Fund
   (Cost $2,710) ($ Thousands)                                            2,710
                                                                  -------------
Total Investments - 100.1%
   (Cost $245,758) ($ Thousands)+                                 $     263,941
                                                                  =============

Percentages are based on Net Assets of $263,747 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. The Schedule of Investments as of December 31, 2007 for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund is included at the back of the filing. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

**    Non-Income Producing Fund.

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $246,148 ($ Thousands), and the unrealized appreciation and depreciation were $20,625 ($ Thousands) and $(2,832) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Global Stock Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.1%

EQUITY FUNDS - 99.1%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                            151,727   $       2,646
   SEI Institutional International Trust
     International Equity Fund,
     Class A                                          2,289,161          30,743
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha
     Fund, Class A*                                   7,732,444          83,897
   SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A**                                          257,952           4,860
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                      287,362           4,865
                                                                  -------------
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified
     Alpha Fund, Class A                                528,060           4,895
                                                                  -------------
Total Equity Funds
   (Cost $121,579) ($ Thousands)                                        131,906
                                                                  -------------
MONEY MARKET FUND (A) - 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     4.64%                                            1,320,621           1,321
                                                                  -------------
Total Money Market Fund
   (Cost $1,321) ($ Thousands)                                            1,321
                                                                  -------------
Total Investments - 100.1%
   (Cost $122,900) ($ Thousands)+                                 $     133,227
                                                                  =============

Percentages are based on Net Assets of $133,135 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. The Schedule of Investments as of December 31, 2007 for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund is included at the back of the filing. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

**    Non-Income Producing Fund

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $123,291 ($ Thousands), and the unrealized appreciation and depreciation were $10,600 ($ Thousands) and $(664) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified U.S. Stock Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.2%

EQUITY FUNDS - 99.3%
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha
     Fund, Class A*                                   6,071,792   $      65,879
   SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A**                                          201,069           3,788
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                      224,858           3,807
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified
     Alpha Fund, Class A                                409,899           3,800
                                                                  -------------
Total Equity Funds
   (Cost $72,365) ($ Thousands)                                          77,274
                                                                  -------------
MONEY MARKET FUND (A) - 0.9%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     4.64%                                              732,951             733
                                                                  -------------
Total Money Market Fund
   (Cost $733) ($ Thousands)                                                733
                                                                  -------------
Total Investments - 100.2%
   (Cost $73,098) ($ Thousands)+                                  $      78,007
                                                                  =============

Percentages are based on Net Assets of $77,882 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. The Schedule of Investments as of December 31, 2007 for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund is included at the back of the filing. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

**    Non-Income Producing Fund

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $73,136 ($ Thousands), and the unrealized appreciation and depreciation were $5,252 ($ Thousands) and $(381) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Defensive Strategy Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.0%

FIXED INCOME FUNDS - 81.8%
   SEI Institutional Managed Trust
     Core Fixed Income Fund,
     Class A                                            544,659   $       5,556
   SEI Institutional Managed Trust
     Enhanced Income Fund,
     Class A*                                         3,714,259          35,024
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                      727,083           5,759
                                                                  -------------
Total Fixed Income Funds
   (Cost $48,694) ($ Thousands)                                          46,339
                                                                  -------------
EQUITY FUNDS - 17.9%
   SEI Institutional Managed Trust
     Global Managed Volatility
     Fund, Class A                                      267,250           2,817
   SEI Institutional Managed Trust
     Real Estate Fund, Class A                          118,234           1,712
   SEI Institutional Managed Trust
     U.S. Managed Volatility Fund,
     Class A                                            442,456           5,615
                                                                  -------------
Total Equity Funds
   (Cost $8,731) ($ Thousands)                                           10,144
                                                                  -------------
MONEY MARKET FUND (A) - 0.3%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     4.64%                                              141,960             142
                                                                  -------------
Total Money Market Fund
   (Cost $142) ($ Thousands)                                                142
                                                                  -------------
Total Investments - 100.0%
   (Cost $57,567) ($ Thousands)+                                  $      56,625
                                                                  =============

Percentages are based on Net Assets of $56,627 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Enhanced Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Enhanced Income Fund seeks to provide capital appreciation and income. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Enhanced Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $57,628 ($ Thousands), and the unrealized appreciation and depreciation were $1,413 ($ Thousands) and $(2,416) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Defensive Strategy Allocation Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.0%

EQUITY FUNDS - 59.3%
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                         257,838   $       3,733
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                           592,611           7,521
                                                                  -------------
Total Equity Funds
   (Cost $10,322) ($ Thousands)                                          11,254
                                                                  -------------
FIXED INCOME FUND - 40.4%
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                     967,092           7,659
                                                                  -------------
Total Fixed Income Fund
   (Cost $8,122) ($ Thousands)                                            7,659
                                                                  -------------
MONEY MARKET FUND (A) - 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      4.64%                                              49,980              50
                                                                  -------------
Total Money Market Fund
   (Cost $50) ($ Thousands)                                                  50
                                                                  -------------
Total Investments - 100.0%
   (Cost $18,494) ($ Thousands)+                                  $      18,963
                                                                  =============

Percentages are based on Net Assets of $18,961 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $18,524 ($ Thousands), and the unrealized appreciation and depreciation were $957 ($ Thousands) and $(518) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Conservative Strategy Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.0%

FIXED INCOME FUNDS - 66.0%
   SEI Institutional Managed Trust
      Core Fixed Income Fund,
      Class A                                         1,469,225   $      14,986
   SEI Institutional Managed Trust
      Enhanced Income Fund, Class A                   6,619,191          62,419
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   2,900,241          22,970
                                                                  -------------
Total Fixed Income Funds
   (Cost $104,968) ($ Thousands)                                        100,375
                                                                  -------------
EQUITY FUNDS - 33.7%
   SEI Institutional Managed Trust
      Global Managed Volatility
      Fund, Class A                                   1,431,887          15,092
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                         617,927           8,948
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                         2,141,385          27,174
                                                                  -------------
Total Equity Funds
   (Cost $46,451) ($ Thousands)                                          51,214
                                                                  -------------
MONEY MARKET FUND (A) - 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      4.64%                                             388,968             389
                                                                  -------------
Total Money Market Fund
   (Cost $389) ($ Thousands)                                                389
                                                                  -------------
Total Investments - 100.0%
   (Cost $151,808) ($ Thousands)+                                 $     151,978
                                                                  =============

Percentages are based on Net Assets of $152,042 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $152,202 ($ Thousands), and the unrealized appreciation and depreciation were $4,763 ($ Thousands) and $(4,987) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Conservative Strategy Allocation Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.0%

EQUITY FUNDS - 66.7%
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                         671,446   $       9,723
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                         1,590,659          20,185
                                                                  -------------
Total Equity Funds
   (Cost $26,457) ($ Thousands)                                          29,908
                                                                  -------------
FIXED INCOME FUND - 33.1%
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   1,873,762          14,840
                                                                  -------------
Total Fixed Income Fund
   (Cost $15,966) ($ Thousands)                                          14,840
                                                                  -------------
MONEY MARKET FUND (A) - 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      4.64%                                             113,259             113
                                                                  -------------
Total Money Market Fund
   (Cost $113) ($ Thousands)                                                113
                                                                  -------------
Total Investments - 100.0%
   (Cost $42,536) ($ Thousands)+                                  $      44,861
                                                                  =============

Percentages are based on Net Assets of $44,856 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $42,659 ($Thousands), and the unrealized appreciation and depreciation were $3,328 ($ Thousands) and $(1,126) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Moderate Strategy Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 99.9%

FIXED INCOME FUNDS - 54.0%
   SEI Institutional Managed Trust
      Core Fixed Income Fund,
      Class A                                        10,772,461   $     109,879
   SEI Institutional Managed Trust
      Enhanced Income Fund, Class A                  11,071,852         104,408
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                  10,494,585          83,117
                                                                  -------------

Total Fixed Income Funds
   (Cost $308,122) ($ Thousands)                                        297,404
                                                                  -------------

EQUITY FUNDS - 45.6%
   SEI Institutional Managed Trust
      Global Managed Volatility
      Fund, Class A                                   7,775,899          81,957
   SEI Institutional Managed Trust
      Large Cap Growth Fund,
      Class A                                         1,162,242          27,464
   SEI Institutional Managed Trust
      Large Cap Value Fund, Class A                   1,344,878          27,045
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                       2,248,793          32,563
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                         6,468,839          82,090
                                                                  -------------

Total Equity Funds
   (Cost $231,473) ($ Thousands)                                        251,119
                                                                  -------------

MONEY MARKET FUND (A) - 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      4.64%                                           1,394,741           1,395
                                                                  -------------

Total Money Market Fund
   (Cost $1,395) ($ Thousands)                                            1,395
                                                                  -------------

Total Investments - 99.9%
   (Cost $540,990) ($ Thousands)+                                 $     549,918
                                                                  =============

Percentages are based on Net Assets of $550,308 ($ Thousands).

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $541,865 ($ Thousands), and the unrealized appreciation and depreciation were $21,434 ($ Thousands) and $(13,381) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Moderate Strategy Allocation Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.0%

EQUITY FUNDS - 81.7%
   SEI Institutional International Trust
      International Equity Fund,
      Class A                                           918,583   $      12,337
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                         828,168          11,992
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund,
      Class A                                         1,737,058          24,579
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                         4,942,721          62,723
                                                                  -------------

Total Equity Funds
   (Cost $98,376) ($ Thousands)                                         111,631
                                                                  -------------

FIXED INCOME FUND - 18.0%
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   3,101,524          24,564
                                                                  -------------

Total Fixed Income Fund
   (Cost $26,378) ($ Thousands)                                          24,564
                                                                  -------------

MONEY MARKET FUND (A) - 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      4.64%                                             356,863             357
                                                                  -------------

Total Money Market Fund
   (Cost $357) ($ Thousands)                                                357
                                                                  -------------

Total Investments - 100.0%
   (Cost $125,111) ($ Thousands)+                                 $     136,552
                                                                  =============

Percentages are based on Net Assets of $136,541 ($ Thousands).

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $125,348 ($ Thousands), and the unrealized appreciation and depreciation were $13,368 ($ Thousands) and $(2,164) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Aggressive Strategy Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 99.5%

EQUITY FUNDS - 79.2%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                           542,631   $       9,463
   SEI Institutional International Trust
      International Equity Fund,
      Class A                                         6,180,270          83,001
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha
      Fund, Class A                                  20,037,824         217,411
   SEI Institutional Managed Trust
      Small Cap Growth Fund,
      Class A*                                          955,771          18,007
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                   1,082,418          18,325
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified
      Alpha Fund, Class A                             1,936,645          17,953
                                                                  -------------

Total Equity Funds
   (Cost $352,891) ($ Thousands)                                        364,160
                                                                  -------------

FIXED INCOME FUNDS - 20.0%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                         4,340,988          45,624
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   5,857,377          46,390
                                                                  -------------

Total Fixed Income Funds
   (Cost $96,337) ($ Thousands)                                          92,014
                                                                  -------------

MONEY MARKET FUND (A) - 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      4.64%                                           1,487,646           1,488
                                                                  -------------

Total Money Market Fund
   (Cost $1,488) ($ Thousands)                                            1,488
                                                                  -------------

Total Investments - 99.5%
   (Cost $450,716) ($ Thousands)+                                 $     457,662
                                                                  =============

Percentages are based on Net Assets of $459,836 ($ Thousands).

*     Non-Income Producing Fund.

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $451,309 ($ Thousands), and the unrealized appreciation and depreciation were $15,255 ($ Thousands) and $(8,902) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Tax-Managed Aggressive Strategy Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.0%

EQUITY FUNDS - 87.8%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                           136,067   $       2,373
   SEI Institutional International Trust
      International Equity Fund,
      Class A                                         1,414,673          18,999
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund,
      Class A*                                        4,684,412          66,285
   SEI Institutional Managed Trust
      Tax-Managed Small Cap Fund,
      Class A                                         1,317,114          16,582
                                                                  -------------
Total Equity Funds
   (Cost $92,101) ($ Thousands)                                         104,239
                                                                  -------------
FIXED INCOME FUNDS - 11.9%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                           681,034           7,158
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                     880,584           6,974
                                                                  -------------
Total Fixed Income Funds
   (Cost $14,882) ($ Thousands)                                          14,132
                                                                  -------------
MONEY MARKET FUND (A) - 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      4.64%                                             299,095             299
                                                                  -------------
Total Money Market Fund
   (Cost $299) ($ Thousands)                                                299
                                                                  -------------
Total Investments - 100.0%
   (Cost $107,282) ($ Thousands)+                                 $     118,670
                                                                  =============

Percentages are based on Net Assets of $118,664 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $107,667 ($ Thousands), and the unrealized appreciation and depreciation were $12,018 ($ Thousands) and $(1,015) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Market Strategy Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.0%

FIXED INCOME FUNDS - 60.0%
   SEI Institutional Managed Trust
      Core Fixed Income Fund,
      Class A                                         5,501,970   $      56,121
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                           529,911           5,569
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                     715,106           5,664
                                                                  -------------
Total Fixed Income Funds
   (Cost $68,567) ($ Thousands)                                          67,354
                                                                  -------------
EQUITY FUNDS - 39.8%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                            64,934           1,132
   SEI Institutional International Trust
      International Equity Fund,
      Class A                                           765,125          10,276
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha
      Fund, Class A                                   2,459,986          26,691
   SEI Institutional Managed Trust
      Small Cap Growth Fund,
      Class A*                                          117,100           2,206
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                     129,868           2,199
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified
      Alpha Fund, Class A                               238,207           2,208
                                                                  -------------
Total Equity Funds
   (Cost $41,694) ($ Thousands)                                          44,712
                                                                  -------------
MONEY MARKET FUND (A) - 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      4.64%                                             277,483             277
                                                                  -------------
Total Money Market Fund
   (Cost $277) ($ Thousands)                                                277
                                                                  -------------
Total Investments - 100.0%
   (Cost $110,538) ($ Thousands)+                                 $     112,343
                                                                  =============

Percentages are based on Net Assets of $112,337 ($ Thousands).

*     Non-Income Producing Fund.

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $110,810 ($ Thousands), and the unrealized appreciation and depreciation were $3,530 ($ Thousands) and $(1,997) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Market Strategy Allocation Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.0%

EQUITY FUNDS - 87.8%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                            30,687   $         535
   SEI Institutional International Trust
      International Equity Fund,
      Class A                                           319,335           4,289
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund,
      Class A*                                        1,055,623          14,937
   SEI Institutional Managed Trust
      Tax-Managed Small Cap Fund,
      Class A                                           294,907           3,713
                                                                  -------------
Total Equity Funds
   (Cost $19,940) ($ Thousands)                                          23,474
                                                                  -------------
FIXED INCOME FUNDS - 11.9%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                           154,322           1,622
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                     197,535           1,564
                                                                  -------------
Total Fixed Income Funds
   (Cost $3,376) ($ Thousands)                                            3,186
                                                                  -------------
MONEY MARKET FUND (A) - 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      4.64%                                              66,258              66
                                                                  -------------
Total Money Market Fund
   (Cost $66) ($ Thousands)                                                  66
                                                                  -------------
Total Investments - 100.0%
   (Cost $23,382) ($ Thousands)+                                  $      26,726
                                                                  =============

Percentages are based on Net Assets of $26,725 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $23,422 ($ Thousands), and the unrealized appreciation and depreciation were $3,494 ($ Thousands) and $(190) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Market Growth Strategy Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 99.5%

EQUITY FUNDS - 59.3%
   SEI Institutional International
     Trust Emerging Markets Equity
     Fund, Class A                                      464,938   $       8,109
   SEI Institutional International
     Trust International Equity
     Fund, Class A                                    8,433,763         113,265
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha
     Fund, Class A                                   25,356,380         275,116
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A*                  1,257,192          23,685
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                    1,386,189          23,468
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified
     Alpha Fund, Class A                              3,409,700          31,608
                                                                  -------------
Total Equity Funds
   (Cost $450,807) ($ Thousands)                                        475,251
                                                                  -------------
FIXED INCOME FUNDS - 40.0%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A                 19,641,147         200,340
   SEI Institutional International
     Trust Emerging Markets Debt
     Fund, Class A                                    5,318,547          55,898
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                    8,133,540          64,418
                                                                  -------------
Total Fixed Income Funds
   (Cost $329,095) ($ Thousands)                                        320,656
                                                                  -------------
MONEY MARKET FUND (A) - 0.2%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A,
     4.64%                                            1,944,934           1,945
                                                                  -------------
Total Money Market Fund
   (Cost $1,945) ($ Thousands)                                            1,945
                                                                  -------------
Total Investments - 99.5%
   (Cost $781,847) ($ Thousands)+                                 $     797,852
                                                                  =============

Percentages are based on Net Assets of $802,252 ($ Thousands).

*     Non-Income Producing Fund

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $783,040 ($ Thousands), and the unrealized appreciation and depreciation were $29,418 ($ Thousands) and $(14,606) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Market Growth Strategy Allocation Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS - 100.0%

EQUITY FUNDS - 87.9%
   SEI Institutional International
     Trust Emerging Markets Equity
     Fund, Class A                                      236,010   $       4,116
   SEI Institutional International
     Trust International Equity
     Fund, Class A                                    2,454,986          32,970
   SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A*                                         8,040,882         113,778
   SEI Institutional Managed Trust
     Tax-Managed Small Cap Fund,
     Class A                                          2,253,814          28,376
                                                                  -------------
Total Equity Funds
   (Cost $155,951) ($ Thousands)                                        179,240
                                                                  -------------
FIXED INCOME FUNDS - 11.8%
   SEI Institutional International
     Trust Emerging Markets Debt
     Fund, Class A                                    1,169,946          12,297
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                    1,498,663          11,869
                                                                  -------------
Total Fixed Income Funds
   (Cost $25,521) ($ Thousands)                                          24,166
                                                                  -------------
MONEY MARKET FUND (A) - 0.3%
   SEI Liquid Asset Trust Prime
     Obligation Fund, Class A,
     4.64%                                              519,930             520
                                                                  -------------
Total Money Market Fund
   (Cost $520) ($ Thousands)                                                520
                                                                  -------------
Total Investments - 100.0%
   (Cost $181,992) ($ Thousands)+                                 $     203,926
                                                                  =============

Percentages are based on Net Assets of $203,924 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)   Rate shown is the 7-day effective yield as of December 31, 2007.

+ At December 31, 2007, the tax basis cost of the Fund's investments was $182,474 ($ Thousands), and the unrealized appreciation and depreciation were $23,001 ($ Thousands) and $(1,549) ($ Thousands) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.2%

CONSUMER DISCRETIONARY -- 10.9%
   Abercrombie & Fitch, Cl A (D)                         21,800   $       1,743
   Amazon.com*                                           18,100           1,677
   American Eagle Outfitters                              9,600             199
   Amerigon*                                              9,900             209
   AnnTaylor Stores (D)*                                 48,846           1,249
   Apollo Group, Cl A*                                    6,400             449
   Asbury Automotive Group                               19,700             296
   Autoliv                                               22,104           1,165
   Autozone*                                              4,783             574
   Best Buy (D)                                         144,044           7,584
   Big Lots (D)*                                        118,696           1,898
   BorgWarner                                             9,000             436
   Brinker International (D)                            116,594           2,281
   Cablevision Systems, Cl A (D)*                       110,559           2,709
   Cache*                                                 6,100              57
   Career Education*                                      8,500             214
   Carmax*                                                4,000              79
   Carnival                                                 300              13
   CBS, Cl B                                             38,983           1,062
   Central European
     Media Enterprises, Cl A*                             1,900             220
   Cheesecake Factory (D)*                               64,800           1,536
   Christopher & Banks                                   23,700             271
   Clear Channel Communications                          19,164             662
   Coach (D)*                                            24,995             764
   Comcast, Cl A (D)*                                   139,616           2,549
   CROCS*                                                12,100             445
   Darden Restaurants (D)                                32,900             912
   DIRECTV Group (D)*                                   302,731           6,999
   Discovery Holding, Cl A*                              46,600           1,172
   Dollar Tree Stores (D)*                               93,100           2,413
   DreamWorks Animation SKG, Cl A*                        1,900              49
   Eastman Kodak (D)                                     35,161             769
   EchoStar Communications, Cl A (D)*                    35,808           1,351
   Expedia*                                              33,477           1,059
   Family Dollar Stores                                  10,000             192
   Ford Motor (D)*                                      477,735           3,215
   GameStop, Cl A*                                       10,200             634
   Gannett                                                7,731             302
   Garmin *                                               3,400             330
   General Motors (D)                                    59,681           1,485
   Gentex (D)                                            75,500           1,342
   Genuine Parts                                          6,263             290
   Goodyear Tire & Rubber*                               25,900             731
   Group 1 Automotive                                     3,000              71
   Guess?                                                 9,600             364
   Gymboree*                                             33,500           1,020
   Hanesbrands (D)*                                      82,048           2,229
   Harley-Davidson                                       14,333             669
   Harman International Industries                        4,800             354
   Harrah's Entertainment                                10,321             916
   Hasbro (D)                                           122,042           3,122
   Home Depot (D)                                        78,200           2,107
   IAC/InterActive*                                      43,800           1,179
   Idearc                                                31,233             548
   International Game Technology                        180,000           7,907
   Interpublic Group (D)*                               375,350           3,044
   ITT Educational Services*                              7,500             640
   J Crew Group*                                         15,900             767
   Jack in the Box (D)*                                  25,100             647
   Jarden*                                                1,200              28
   JC Penney (D)                                         26,277           1,156
   John Wiley & Sons, Cl A                                2,700             116
   Johnson Controls                                      37,909           1,366

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Jones Apparel Group                                   48,100   $         769
   Kohl's*                                                3,556             163
   Lamar Advertising, Cl A                               28,435           1,367
   Liberty Global, Cl A (D)*                             92,304           3,617
   Liberty Media - Capital, Ser A*                       16,900           1,969
   Liberty Media - Interactive, Cl A*                     3,400              65
   Brands                                                26,700             505
   Magna International, Cl A (Canada)                    16,900           1,359
   Marriott International, Cl A                          56,734           1,939
   Marvel Entertainment*                                 10,500             280
   Mattel                                                60,700           1,156
   McDonald's (D)                                        95,142           5,605
   McGraw-Hill                                              348              15
   Meredith                                               2,600             143
   MGM Mirage*                                          102,900           8,646
   Mohawk Industries*                                     5,300             394
   Morgans Hotel Group*                                   8,800             170
   Newell Rubbermaid                                     12,449             322
   News, Cl A                                            62,577           1,282
   Nike, Cl B                                            30,324           1,948
   Nordstrom                                              3,200             118
   NVR*                                                   2,400           1,258
   Office Depot*                                          1,800              25
   Omnicom Group                                          9,048             430
   Orient-Express Hotels, Cl A                            1,600              92
   Panera Bread, Cl A (D)*                               28,700           1,028
   Papa John's International*                             4,700             107
   Penn National Gaming*                                 10,000             595
   Penske Auto Group (D)                                 86,873           1,517
   PetSmart                                              17,800             419
   Phillips-Van Heusen                                   26,300             969
   Polo Ralph Lauren                                      8,400             519
   RadioShack                                            24,200             408
   Regal Entertainment Group, Cl A                        6,300             114
   Rent-A-Center*                                        11,800             171
   Reuters Group ADR (United Kingdom)                    61,000           4,647
   RH Donnelley*                                         12,500             456
   Ross Stores                                            3,800              97
   Royal Caribbean Cruises                                  600              25
   Saks                                                  12,200             253
   Scientific Games, Cl A*                                2,000              67
   Service International                                 37,800             531
   Shaw Communications, Cl B
     (Canada) (D)                                        87,200           2,065
   Sherwin-Williams (D)                                  49,054           2,847
   Snap-On                                               43,489           2,098
   Sonic*                                                10,300             226
   Stamps.com*                                            2,800              34
   Stanley Works                                          5,300             257
   Staples                                              325,000           7,498
   Target                                                 4,845             242
   Thor Industries                                       35,000           1,330
   Tiffany                                                7,400             341
   Tim Hortons                                            5,387             199
   Time Warner (D)                                      300,967           4,969
   Time Warner Cable, Cl A*                              22,311             616
   TravelCenters of America LLC*                              1              --
   TRW Automotive Holdings (D)*                          86,642           1,811
   Urban Outfitters*                                      2,400              65
   Valassis Communications*                              15,500             181
   VF                                                    13,418             921
   Viacom, Cl B (D)*                                     41,300           1,814
   WABCO Holdings                                         2,700             135
   Walt Disney (D)                                      250,079           8,073
   Warnaco Group*                                        28,100             978
   Washington Post, Cl B                                    282             223
   Weight Watchers International                        129,300           5,842


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Whirlpool                                                700   $          57
   Winnebago Industries                                   9,700             204
   Wyndham Worldwide                                     67,069           1,580
   Wynn Resorts (D)*                                     12,200           1,368
   Yum! Brands (D)                                      115,210           4,409
                                                                  --------------
                                                                        177,779
                                                                  --------------

CONSUMER STAPLES -- 7.4%
   Alberto-Culver                                        12,800             314
   Altria Group (D)                                     134,748          10,184
   Anheuser-Busch (D)                                    58,824           3,079
   Archer-Daniels-Midland (D)                           135,668           6,299
   Avon Products                                         16,000             633
   Brown-Forman, Cl B                                     5,100             378
   Bunge                                                  1,900             221
   Campbell Soup                                          1,671              60
   Church & Dwight                                        7,700             416
   Clorox                                                34,100           2,222
   Coca-Cola                                             57,005           3,498
   Coca-Cola Enterprises                                 12,900             336
   Colgate-Palmolive                                     19,312           1,506
   ConAgra Foods                                         48,800           1,161
   Constellation Brands, Cl A*                           18,792             444
   Corn Products International                           39,493           1,451
   Costco Wholesale                                       4,974             347
   CVS Caremark                                          25,388           1,009
   Dean Foods                                            82,405           2,131
   Energizer Holdings*                                    8,300             931
   Estee Lauder, Cl A                                    27,300           1,191
   General Mills (D)                                     55,900           3,186
   Hansen Natural*                                        1,000              44
   Herbalife (D)                                         40,300           1,623
   HJ Heinz                                              12,874             601
   Hormel Foods                                           5,577             226
   JM Smucker                                             9,200             473
   Kellogg                                               11,775             617
   Kimberly-Clark (D)                                    40,835           2,832
   Kraft Foods, Cl A                                      4,939             161
   Kroger (D)                                           288,494           7,706
   Loews - Carolina Group                                13,250           1,130
   McCormick                                              2,653             101
   Molson Coors Brewing, Cl B                            29,300           1,512
   NBTY*                                                 27,100             743
   Pepsi Bottling Group (D)                              63,171           2,493
   PepsiAmericas                                          8,600             287
   PepsiCo (D)                                           97,247           7,381
   Procter & Gamble (D)                                 247,830          18,196
   Ralcorp Holdings*                                        800              49
   Reynolds American (D)                                 29,890           1,972
   Rite Aid (D)*                                        390,267           1,089
   Safeway (D)                                           51,906           1,776
   Sara Lee                                              13,400             215
   Smithfield Foods*                                     11,876             343
   SUPERVALU (D)                                         60,353           2,264
   SYSCO                                                115,143           3,594
   Tyson Foods, Cl A (D)                                155,929           2,390
   UST                                                    8,000             438
   Wal-Mart Stores (D)                                  226,337          10,758
   Walgreen                                             198,300           7,551
   WM Wrigley Jr                                         10,400             609
                                                                  --------------
                                                                        120,171
                                                                  --------------
ENERGY -- 10.1%
   Apache                                                 1,822             196
   Baker Hughes                                           1,930             156
   Cabot Oil & Gas                                        4,900             198

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Cameron International (D)*                            56,576   $       2,723
   Cheniere Energy*                                       5,700             186
   Chesapeake Energy (D)                                 92,700           3,634
   Chevron (D)                                          263,451          24,588
   Cimarex Energy                                        65,300           2,777
   CNX Gas*                                               3,197             102
   ConocoPhillips (D)                                   137,172          12,112
   Denbury Resources*                                     6,200             184
   Devon Energy                                           2,900             258
   Diamond Offshore Drilling                              1,800             256
   Dresser-Rand Group*                                   13,000             508
   EnCana (Canada) (D)                                   21,900           1,488
   Exxon Mobil (D)                                      503,524          47,175
   FMC Technologies*                                      4,200             238
   Forest Oil*                                            1,200              61
   Frontier Oil                                          48,500           1,968
   Frontline (D)                                         19,600             941
   Global Industries *                                   23,700             508
   Grant Prideco*                                         2,400             133
   Gulf Island Fabrication                                4,600             146
   Halliburton (D)                                      150,723           5,714
   Helmerich & Payne (D)                                 73,800           2,957
   Hess (D)                                              26,345           2,657
   Holly                                                 20,200           1,028
   Hornbeck Offshore Services (D)*                       35,900           1,614
   Marathon Oil (D)                                     144,440           8,791
   Massey Energy                                          6,400             229
   Murphy Oil (D)                                        42,907           3,640
   National Oilwell Varco*                               38,400           2,821
   Noble (D)                                             37,200           2,102
   Noble Energy                                           2,000             159
   Occidental Petroleum (D)                              50,300           3,873
   Oceaneering International*                             2,000             135
   Overseas Shipholding Group                               800              60
   Patterson-UTI Energy (D)                              75,000           1,464
   Petro-Canada (Canada) (D)                             40,000           2,145
   Plains Exploration & Production*                      26,214           1,416
   Pride International (D)*                              48,302           1,637
   Quicksilver Resources*                                 1,000              60
   Range Resources                                        3,000             154
   Schlumberger (D)                                      42,277           4,159
   SEACOR Holdings*                                      13,600           1,261
   Smith International                                    6,700             495
   Southwestern Energy*                                   6,926             386
   Sunoco (D)                                            49,700           3,600
   Superior Energy Services*                              4,100             141
   Teekay Shipping                                        4,800             255
   Tesoro                                                19,900             949
   Tidewater                                              5,500             302
   Transocean                                            11,093           1,588
   Unit*                                                  1,400              65
   Valero Energy (D)                                     75,600           5,294
   Weatherford International *                            8,657             594
   Williams                                              51,549           1,844
   XTO Energy                                             7,291             374
                                                                  --------------
                                                                        164,499
                                                                  --------------
FINANCIALS -- 13.7%
   ACE (D)                                               43,775           2,704
   Aflac                                                  8,916             558
   Alleghany*                                             1,792             720
   Allied Capital                                           292               6
   Allied World Assurance Holdings                        1,200              60
   Allstate (D)                                          82,260           4,296
   AMBAC Financial Group                                 20,100             518
   American Capital Strategies                              406              13
   American Express                                      18,379             956


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   American Financial Group (D)                          91,986   $       2,657
   American International Group                         106,450           6,206
   American National Insurance                            1,733             210
   AmeriCredit*                                          76,537             979
   Ameriprise Financial                                   4,788             264
   Annaly Capital Management+ (D)                       138,543           2,519
   AON (D)                                               57,896           2,761
   Arch Capital Group *                                   1,800             127
   Ashford Hospitality Trust+                            89,600             644
   Assurant (D)                                          32,850           2,198
   AvalonBay Communities+ (D)                            15,854           1,493
   Axis Capital Holdings                                 79,700           3,106
   Bank of America (D)                                  173,736           7,168
   Bank of New York Mellon (D)                           73,549           3,586
   BB&T                                                  12,539             385
   BlackRock (D)                                         14,078           3,052
   BOK Financial                                          7,422             384
   Boston Properties+                                    17,424           1,600
   Brandywine Realty Trust+ (D)                          60,100           1,078
   BRE Properties, Cl A+                                 11,192             454
   Capital One Financial (D)                             48,013           2,269
   CB Richard Ellis Group, Cl A*                          6,854             148
   CBL & Associates Properties+                          12,200             292
   Charles Schwab (D)                                   258,308           6,600
   Chubb (D)                                             74,918           4,089
   CIT Group                                             27,164             653
   Citigroup (D)                                        262,934           7,741
   City National                                          1,900             113
   CME Group (D)                                         15,971          10,956
   Colonial BancGroup                                     7,500             102
   Colonial Properties Trust+                             1,000              23
   Comerica (D)                                          42,345           1,843
   Credicorp (D)                                         21,700           1,656
   Crystal River Capital+                                 4,100              59
   Discover Financial Services                           10,481             158
   Eaton Vance (D)                                       45,100           2,048
   Endurance Specialty Holdings                          17,600             734
   Everest Re Group (D)                                  18,700           1,877
   Fairfax Financial
     Holdings (Canada)                                    6,400           1,831
   Fannie Mae                                             9,947             398
   Federated Investors, Cl B                             22,300             918
   Fidelity National Financial, Cl A                      3,220              47
   First American                                        10,900             372
   First Citizens BancShares, Cl A                        2,179             318
   Forest City Enterprises, Cl A                         10,630             472
   Forestar Real Estate Group*                            6,467             153
   Franklin Resources (D)                                42,530           4,867
   General Growth Properties+ (D)                        32,000           1,318
   Genworth Financial, Cl A                               9,700             247
   GLG Partners*                                          9,102             124
   Goldman Sachs Group (D)                               35,524           7,639
   Guaranty Financial Group*                              6,467             103
   Hanover Insurance Group (D)                           24,200           1,108
   Hartford Financial Services Group (D)                 25,169           2,195
   Hospitality Properties Trust+                          9,487             306
   Host Hotels & Resorts+                                27,948             476
   Hudson City Bancorp (D)                              107,500           1,615
   Huntington Bancshares                                 61,100             902
   IntercontinentalExchange*                             62,800          12,089
   Invesco                                               15,873             498
   Investment Technology Group*                          11,191             533
   iStar Financial+ (D)                                  42,000           1,094
   Janus Capital Group (D)                              130,456           4,285
   Jones Lang LaSalle (D)                                34,391           2,447
   JPMorgan Chase (D)                                   428,223          18,692
   Keycorp (D)                                           78,001           1,829

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Kilroy Realty+                                         2,328   $         128
   Lazard, Cl A                                          19,800             805
   Lehman Brothers Holdings (D)                           4,376             286
   Leucadia National                                     15,600             735
   Loews (D)                                            166,728           8,393
   Markel*                                                  994             488
   Marsh & McLennan                                      11,497             304
   MBIA (D)                                              15,100             281
   Merrill Lynch (D)                                     38,180           2,050
   MetLife (D)                                           42,348           2,609
   MF Global *                                           29,300             922
   Montpelier Re Holdings                                23,800             405
   Moody's                                               20,800             743
   Morgan Stanley (D)                                    76,774           4,077
   Nationwide Financial Services, Cl A                    3,400             153
   New York Community Bancorp                            15,300             269
   Northern Trust                                        27,083           2,074
   NorthStar Realty Finance+                            112,800           1,006
   PartnerRe                                             36,435           3,007
   Platinum Underwriters Holdings                         2,300              82
   PNC Financial Services Group                           1,846             121
   Popular                                               51,900             550
   Prudential Financial                                  12,062           1,122
   Rayonier+ (D)                                         48,341           2,284
   Regions Financial                                     22,797             539
   Safeco                                                33,689           1,876
   SL Green Realty+                                       1,457             136
   SLM                                                    9,500             191
   State Street                                           4,094             332
   SunTrust Banks (D)                                    34,021           2,126
   T Rowe Price Group                                       254              15
   TD Ameritrade Holding (D)*                            92,837           1,862
   TFS Financial*                                        39,604             473
   Torchmark                                              2,671             162
   Transatlantic Holdings (D)                            15,310           1,113
   Travelers (D)                                        205,482          11,055
   UnionBanCal                                           31,800           1,555
   Unum Group                                            14,200             338
   US Bancorp                                            12,304             391
   Wachovia (D)                                          66,181           2,517
   Washington Federal                                     2,800              59
   Washington Mutual (D)                                 67,900             924
   Wells Fargo (D)                                      118,012           3,563
   White Mountains Insurance Group                        1,048             539
   Whitney Holding                                        3,300              86
   XL Capital, Cl A (D)                                  22,356           1,125
                                                                  --------------
                                                                        222,810
                                                                  --------------
HEALTH CARE -- 12.3%
   Abbott Laboratories (D)                               44,975           2,525
   Abraxis Bioscience*                                      228              16
   Aetna (D)                                             46,910           2,708
   Allergan                                             141,794           9,109
   AmerisourceBergen (D)                                147,470           6,617
   Amgen (D)*                                           113,534           5,273
   Amylin Pharmaceuticals*                                1,700              63
   APP Pharmaceuticals*                                     914               9
   Applera -- Applied Biosystems Group                   61,181           2,075
   Aspect Medical Systems*                                3,000              42
   Baxter International (D)                              66,585           3,865
   Beckman Coulter                                        1,900             138
   Becton Dickinson (D)                                  28,948           2,419
   Biogen Idec (D)*                                      17,200             979
   Biovail (Canada) (D)                                  36,700             494
   Bristol-Myers Squibb                                  74,510           1,976
   Cardinal Health (D)                                  121,660           7,026
   Celgene*                                              11,506             532


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Cerner*                                                6,700   $         378
   Charles River
     Laboratories International*                          9,900             651
   Chemed                                                11,400             637
   Cigna (D)                                            144,399           7,759
   Covance (D)*                                          20,900           1,810
   Coventry Health Care*                                  4,908             291
   Covidien                                               5,700             252
   CR Bard                                                  600              57
   Cubist Pharmaceuticals*                               42,200             866
   Cutera*                                               15,200             239
   Dentsply International                                 4,100             185
   Edwards Lifesciences*                                 11,822             544
   Eli Lilly (D)                                         51,789           2,765
   Endo Pharmaceuticals Holdings*                        28,800             768
   Express Scripts (D)*                                  74,001           5,402
   Forest Laboratories*                                   3,100             113
   Gen-Probe*                                             3,100             195
   Genentech (D)*                                       184,923          12,403
   Gilead Sciences (D)*                                  76,900           3,538
   Health Net (D)*                                       94,491           4,564
   Henry Schein*                                            900              55
   Hillenbrand Industries                                 6,431             358
   HLTH*                                                 91,676           1,228
   Hospira*                                               1,300              55
   Humana (D)*                                           48,555           3,657
   Idexx Laboratories (D)*                               28,100           1,648
   IMS Health                                             2,600              60
   Intuitive Surgical (D)*                                7,900           2,564
   Invitrogen (D)*                                       40,600           3,792
   Johnson & Johnson (D)                                150,775          10,057
   Kinetic Concepts*                                      8,400             450
   King Pharmaceuticals*                                 99,298           1,017
   Laboratory of America Holdings*                        4,105             310
   McKesson (D)                                          86,308           5,654
   Medco Health Solutions (D)*                           97,888           9,926
   Medtronic (D)                                         68,292           3,433
   Mentor (D)                                            32,700           1,279
   Merck (D)                                             84,436           4,907
   Millennium Pharmaceuticals*                          121,859           1,825
   OSI Pharmaceuticals*                                  29,400           1,426
   PDL BioPharma*                                        61,800           1,083
   Pediatrix Medical Group*                               1,000              68
   PerkinElmer                                           43,915           1,143
   Pfizer (D)                                           610,886          13,885
   Pharmaceutical Product Development                     3,100             125
   Possis Medical*                                        3,800              55
   Quest Diagnostics                                      4,800             254
   Quidel*                                               41,700             812
   Respironics*                                             800              52
   Schering-Plough                                       89,722           2,390
   Sierra Health Services*                               16,939             711
   Spectranetics*                                         7,500             115
   St. Jude Medical*                                      5,400             219
   Stryker*                                              15,468           1,156
   Tenet Healthcare*                                     30,192             153
   Thermo Fisher Scientific*                             21,512           1,241
   UnitedHealth Group (D)                               282,972          16,469
   Universal Health Services, Cl B                        1,300              67
   VCA Antech*                                            9,400             416
   Warner Chilcott, Cl A*                                 9,800             174
   Waters (D)*                                           27,963           2,211
   Watson Pharmaceuticals*                                3,400              92
   WellCare Health Plans*                                 2,100              89
   Wellpoint (D)*                                        65,657           5,760
   Wyeth (D)                                             55,156           2,437

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Zimmer Holdings*                                     103,700   $       6,860
                                                                  --------------
                                                                        201,021
                                                                  --------------
INDUSTRIALS -- 11.4%
   3M (D)                                                23,145           1,952
   Acuity Brands                                          8,100             365
   Administaff                                                              223
   AGCO*                                                 33,900           2,305
   Aircastle                                              2,000              53
   Alexander & Baldwin                                    1,577              81
   Alliant Techsystems*                                   3,600             410
   Allied Waste Industries*                             175,914           1,939
   Ametek                                                 1,500              70
   AMR (D)*                                              21,815             306
   Apogee Enterprises                                     9,100             156
   Armstrong World Industries*                           14,390             577
   Avis Budget Group*                                     6,300              82
   BE Aerospace*                                          6,800             360
   Boeing (D)                                           152,051          13,298
   Burlington Northern Santa Fe                           1,128              94
   Carlisle                                              25,944             961
   Caterpillar (D)                                       43,100           3,127
   CH Robinson Worldwide (D)                             41,540           2,248
   Con-way                                                4,500             187
   Cooper Industries, Cl A                                4,600             243
   Copart*                                               20,800             885
   Corporate Executive Board                             13,800             829
   Corrections of America*                               15,600             460
   CRA International*                                     3,000             143
   Crane                                                  2,800             120
   CSX                                                   20,842             917
   Cummins (D)                                           36,500           4,649
   Danaher                                                  845              74
   Deere                                                  9,800             913
   Delta Air Lines*                                     123,285           1,836
   Donaldson                                                470              22
   Dun & Bradstreet                                       3,874             343
   Eaton (D)                                             30,700           2,976
   Emerson Electric                                       3,418             194
   Expeditors International Washington                  155,000           6,925
   Fastenal                                               5,500             222
   FedEx (D)                                             52,589           4,689
   First Solar*                                           7,700           2,057
   Flowserve (D)                                         25,088           2,413
   Fluor (D)                                             22,080           3,217
   Foster Wheeler *                                       4,000             620
   Gardner Denver*                                       14,200             469
   GATX                                                   1,572              58
   General Cable*                                         4,761             349
   General Dynamics                                       6,682             595
   General Electric (D)                                 717,922          26,613
   Goodrich (D)                                          35,700           2,521
   Granite Construction                                   1,400              51
   Harsco                                                14,253             913
   Hertz Global Holdings*                                27,432             436
   Honeywell International (D)                          101,069           6,223
   Hubbell, Cl B                                         25,000           1,290
   IDEX                                                   2,000              72
   Illinois Tool Works                                    4,700             252
   Ingersoll-Rand, Cl A (D)                              48,600           2,258
   ITT                                                    7,518             496
   Jacobs Engineering Group (D)*                         47,793           4,569
   JB Hunt Transport Services                            11,400             314
   Kansas City Southern*                                    900              31
   KBR*                                                  47,039           1,825
   Kennametal                                             6,200             235
   Kimball International, Cl B                            9,000             123


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Kirby*                                                   315   $          15
   L-3 Communications Holdings (D)                       20,300           2,151
   Lennox International                                  25,109           1,040
   Lockheed Martin (D)                                   60,772           6,397
   Manitowoc                                              5,900             288
   Manpower                                              31,398           1,787
   Masco (D)                                             87,400           1,889
   McDermott International*                               2,600             153
   MSC Industrial Direct, Cl A                           23,000             931
   Northrop Grumman (D)                                  61,783           4,859
   Northwest Airlines*                                   38,663             561
   Nuco2*                                                 4,600             115
   Oshkosh Truck                                          4,600             217
   Owens Corning*                                        52,334           1,058
   Paccar                                                10,988             599
   Pall                                                  14,400             581
   Parker Hannifin (D)                                   36,039           2,714
   Pentair                                                7,200             251
   PeopleSupport*                                        13,400             183
   Polypore International*                                2,600              46
   Precision Castparts                                   18,180           2,522
   Quanta Services*                                      16,900             443
   Raytheon (D)                                          72,201           4,383
   Republic Services                                     30,700             962
   Robert Half International                             65,600           1,774
   Rockwell Automation (D)                               27,700           1,910
   Rockwell Collins                                       1,154              83
   Roper Industries                                       1,438              90
   RR Donnelley & Sons (D)                               25,868             976
   Ryder System (D)                                      31,591           1,485
   Shaw Group*                                           12,500             755
   Spirit Aerosystems Holdings, Cl A*                       917              32
   SPX                                                    5,194             534
   Steelcase, Cl A                                      111,110           1,763
   Stericycle (D)*                                       35,070           2,083
   Sunpower, Cl A*                                        1,000             130
   Teleflex                                               3,300             208
   Terex*                                                16,198           1,062
   Textron                                                4,400             314
   Thomas & Betts (D)*                                   27,700           1,358
   Timken (D)                                            69,930           2,297
   Toro                                                   5,800             316
   Trane                                                  2,400             112
   Trinity Industries                                    32,500             902
   TrueBlue*                                             32,800             475
   Tyco International                                    14,600             579
   UAL*                                                     800              29
   Union Pacific                                         20,839           2,618
   United Parcel Service, Cl B                          148,253          10,484
   United Rentals*                                        8,300             152
   United Technologies                                    8,604             659
   URS*                                                  36,994           2,010
   Waste Management                                      31,000           1,013
   WESCO International*                                  18,597             737
   WW Grainger (D)                                       28,382           2,484
                                                                  --------------
                                                                        186,803
                                                                  --------------
INFORMATION TECHNOLOGY -- 18.2%
   Accenture, Cl A                                       45,377           1,635
   Activision*                                            7,400             220
   ADC Telecommunications*                               10,200             159
   Adobe Systems*                                         2,300              98
   Advent Software*                                       5,800             314
   Agilent Technologies (D)*                             52,345           1,923
   Alliance Data Systems*                                 6,600             495
   Altera                                                 3,100              60
   Amdocs (D)*                                           52,409           1,807

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Analog Devices                                         9,700   $         307
   Anaren*                                                4,400              73
   Apple*                                                47,848           9,478
   Applied Materials (D)                                 49,595             881
   Arrow Electronics (D)*                                98,611           3,873
   Atmel*                                               270,560           1,169
   Autodesk*                                              2,300             114
   Automatic Data Processing (D)                         83,701           3,727
   Avnet (D)*                                            75,323           2,634
   AVX                                                   13,741             184
   BMC Software*                                         34,395           1,226
   Broadcom, Cl A*                                       45,931           1,201
   Brocade Communications Systems*                       86,800             637
   Cadence Design Systems (D)*                           85,052           1,447
   Check Point Software Technologies (D)*                74,900           1,645
   Ciena*                                                25,100             856
   Cisco Systems (D)*                                   334,712           9,061
   Citrix Systems*                                        1,800              68
   Cognos (Canada) (D)*                                  41,100           2,366
   CommScope*                                            12,700             625
   Computer Sciences (D)*                                64,451           3,188
   Compuware (D)*                                       199,800           1,774
   Convergys*                                            34,210             563
   Corning                                                7,000             168
   Cree*                                                  2,800              77
   Cypress Semiconductor*                                 6,900             249
   Dell*                                                 12,949             317
   Diebold                                                7,900             229
   DST Systems*                                           4,021             332
   Earthlink*                                            34,400             243
   eBay (D)*                                            401,044          13,311
   Electronic Data Systems (D)                          128,742           2,669
   EMC*                                                  45,100             836
   F5 Networks*                                           3,300              94
   Factset Research Systems                              13,900             774
   Fair Isaac (D)                                        19,700             633
   Fairchild Semiconductor
     International (D)*                                 145,965           2,106
   Fidelity National Information Services                15,846             659
   Global Payments (D)                                   42,900           1,996
   Google, Cl A (D)*                                     32,315          22,345
   Harris (D)                                            27,123           1,700
   Hewitt Associates, Cl A*                              60,000           2,297
   Hewlett-Packard (D)                                  354,549          17,898
   Ingram Micro, Cl A (D)*                               97,854           1,765
   Integrated Device Technology*                        120,600           1,364
   Intel (D)                                            175,933           4,690
   International Business Machines (D)                   93,428          10,100
   Intersil, Cl A (D)                                    61,600           1,508
   Intuit (D)*                                          342,600          10,830
   Jabil Circuit                                        141,511           2,161
   JDS Uniphase*                                         19,919             265
   Juniper Networks (D)*                                132,600           4,402
   Kla-Tencor                                               700              34
   Lam Research (D)*                                     57,700           2,494
   Lexmark International, Cl A*                          22,000             767
   Linear Technology                                     39,500           1,257
   Mastercard, Cl A                                      28,700           6,176
   McAfee*                                               15,300             574
   MEMC Electronic Materials*                             6,474             573
   Mettler Toledo International*                          8,662             986
   Microchip Technology                                   3,500             110
   Microsoft (D)                                        584,907          20,823
   MoneyGram International                               76,904           1,182
   Motorola (D)                                         154,885           2,484
   National Instruments                                   3,000             100
   NAVTEQ*                                                5,500             416


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   NCR (D)*                                              71,543   $       1,796
   Network Appliance (D)*                                61,600           1,538
   NeuStar, Cl A*                                        12,016             345
   Nvidia*                                               52,800           1,796
   Oracle (D)*                                          212,708           4,803
   Paychex                                              150,000           5,433
   Pericom Semiconductor*                                 4,500              84
   QLogic*                                               67,700             961
   Qualcomm (D)                                         345,300          13,588
   Red Hat*                                               9,600             200
   Research In Motion (Canada)*                          96,000          10,886
   SanDisk*                                             115,300           3,824
   Seagate Technology (D)                               497,000          12,673
   Semtech*                                               2,300              36
   Silicon Laboratories (D)*                             43,000           1,609
   SPSS*                                                  2,300              83
   Sun Microsystems*                                    396,147           7,182
   SYKES Enterprises*                                    20,800             374
   Symantec (D)*                                        207,656           3,352
   Synopsys*                                             35,768             927
   Tech Data (D)*                                        79,683           3,006
   Teradata*                                            257,917           7,070
   Texas Instruments (D)                                257,325           8,595
   Trimble Navigation *                                   5,700             172
   Tyco Electronics                                       5,500             204
   Unisys (D)*                                          290,304           1,373
   Varian Semiconductor
     Equipment Associates (D)*                           41,400           1,532
   VeriFone Holdings*                                       600              14
   VeriSign*                                              8,405             316
   Vignette*                                             10,700             156
   Vishay Intertechnology*                               88,957           1,015
   VMware, Cl A*                                            600              51
   WebMD Health, Cl A*                                    5,476             225
   Western Union                                         22,198             539
   Xerox (D)*                                           147,208           2,383
   Zebra Technologies, Cl A (D)*                         29,500           1,024
   Zoran*                                                26,300             592
                                                                  --------------
                                                                        297,559
                                                                  --------------
MATERIALS -- 4.0%
   Air Products & Chemicals                               2,800             276
   Airgas                                                20,206           1,053
   AK Steel Holding*                                     14,900             689
   Albemarle                                              2,400              99
   Alcoa (D)                                             64,357           2,352
   Allegheny Technologies                                 5,200             449
   Ashland                                               89,948           4,266
   Ball                                                  20,600             927
   Cabot                                                 18,391             613
   Carpenter Technology                                  27,400           2,060
   Celanese, Ser A                                       20,300             859
   Cleveland-Cliffs                                       3,900             393
   Commercial Metals                                      8,900             262
   Crown Holdings (D)*                                  118,785           3,047
   Cytec Industries                                       1,000              62
   Domtar (Canada)                                       29,100             224
   Dow Chemical (D)                                      67,000           2,641
   Eastman Chemical                                       8,100             495
   Ecolab                                                17,600             901
   EI Du Pont de Nemours                                 10,400             459
   FMC                                                    1,600              87
   Freeport-McMoRan
     Copper & Gold, Cl B                                  1,550             159
   Huntsman                                               7,600             195
   International Flavors & Fragrances                     9,000             433
   International Paper (D)                               87,447           2,832

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Lubrizol                                              21,300   $       1,154
   Martin Marietta Materials                              6,700             888
   MeadWestvaco                                           2,100              66
   Methanex (Canada) (D)                                 41,100           1,134
   Monsanto (D)                                          21,898           2,446
   Mosaic*                                               10,600           1,000
   Nalco Holding                                         50,322           1,217
   Newmont Mining                                        41,275           2,015
   Nova Chemicals (Canada) (D)                           40,700           1,319
   Nucor (D)                                             42,500           2,517
   Olin                                                  30,200             584
   Owens-Illinois*                                       27,307           1,352
   Packaging of America                                   2,200              62
   Pactiv*                                               69,680           1,856
   PPG Industries                                        13,853             973
   Praxair                                               95,715           8,491
   Reliance Steel & Aluminum                              6,300             341
   Rohm & Haas                                           46,056           2,444
   Sealed Air                                            36,366             841
   Smurfit-Stone Container (D)*                         108,978           1,151
   Sonoco Products                                        3,977             130
   Southern Copper (D)                                   24,900           2,618
   Steel Dynamics                                         2,000             119
   Temple-Inland                                         19,400             404
   Terra Industries*                                     24,100           1,151
   United States Steel (D)                               11,300           1,366
   Valspar                                               21,600             487
   Vulcan Materials                                       7,336             580
   Weyerhaeuser                                           6,100             450
                                                                  --------------
                                                                         64,989
                                                                  --------------

TELECOMMUNICATION SERVICES -- 3.4%
   American Tower, Cl A*                                 31,138           1,326
   AT&T (D)                                             535,323          22,248
   Bell Aliant Regional Communications
     Income Fund (Canada)                                 2,066              62
   CenturyTel (D)                                        42,894           1,778
   Citizens Communications                               27,611             351
   Crown Castle International*                          166,200           6,914
   Embarq                                                10,322             511
   Leap Wireless International*                           2,500             117
   Qwest Communications International*                  286,314           2,007
   Rogers Communications, Cl B
     (Canada) (D)                                        30,200           1,367
   Sprint Nextel (D)                                    274,987           3,611
   Telephone & Data Systems                              12,000             751
   US Cellular (D)*                                      36,548           3,074
   Verizon Communications (D)                           208,432           9,106
   Windstream (D)                                       138,252           1,800
                                                                  --------------
                                                                         55,023
                                                                  --------------

UTILITIES -- 2.8%
   AES*                                                  63,616           1,361
   AGL Resources                                         13,700             516
   Allegheny Energy*                                      2,221             141
   Alliant Energy                                        35,838           1,458
   American Electric Power                               29,900           1,392
   Atmos Energy                                          20,200             566
   Centerpoint Energy                                    49,200             843
   CMS Energy                                           145,189           2,523
   Consolidated Edison (D)                               38,300           1,871
   Constellation Energy Group                            11,200           1,148
   Dominion Resources                                    22,833           1,083
   DTE Energy                                             2,100              92
   Duke Energy                                           69,900           1,410
   Dynegy, Cl A*                                         51,600             368


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                          Shares/Contracts/Face   Market Value
Description                                Amount ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Edison International (D)                              75,700   $       4,040
   Energen (D)                                           20,700           1,330
   Energy East                                            5,300             144
   Entergy                                                9,700           1,159
   Equitable Resources                                   14,300             762
   Exelon                                                 5,174             422
   FirstEnergy (D)                                       29,465           2,132
   FPL Group                                             25,500           1,728
   Hawaiian Electric Industries                          10,950             249
   MDU Resources Group                                    1,070              30
   Mirant*                                               28,900           1,127
   National Fuel Gas                                      4,600             215
   NiSource                                              10,000             189
   Northeast Utilities                                   18,400             576
   NRG Energy*                                           34,400           1,491
   Oneok                                                 12,200             546
   Pepco Holdings                                         5,300             156
   PG&E (D)                                              44,036           1,898
   PPL                                                   23,962           1,248
   Progress Energy                                       17,900             867
   Public Service Enterprise Group (D)                   37,051           3,640
   Questar                                                2,100             114
   Reliant Energy*                                      175,321           4,600
   Sempra Energy                                          7,192             445
   Sierra Pacific Resources                              68,200           1,158
   Southern                                               1,727              67
   Southern Union                                        18,492             543
   UGI                                                   20,100             548
   Xcel Energy                                            9,571             216
                                                                  --------------
                                                                         46,412
                                                                  --------------

Total Common Stock
   (Cost $1,440,300) ($ Thousands)                                    1,537,066
                                                                  --------------
PURCHASED OPTIONS -- 0.0%
   June 2008 U.S. Ten Year Treasury
     Call, Expires 06/16/08,
     Strike Price: $95.00*                                   43             135
                                                                  --------------
Total Purchased Options
   (Cost $18) ($ Thousands)                                                 135
                                                                  --------------
ASSET-BACKED SECURITIES -- 4.4%

MORTGAGE RELATED SECURITIES -- 1.8%
   ABSC NIM Trust, Ser 2005-HE6,
     Cl A1 (E)
     5.050%, 08/27/35                             $          29              21
   Ace Securities, Ser 2003-OP1,
     Cl M1 (C)
     5.565%, 01/26/08                                       500             486
   Ace Securities, Ser 2005-HE7,
     Cl A2D (C)
     5.119%, 01/25/08                                       800             763
   Aegis Asset-Backed Securities
     Trust, Ser 2003-3, Cl M1 (C)
     5.489%, 01/25/08                                        38              36
   Ameriquest Mortgage Securities,
     Ser 2003-2, Cl M1 (C)
     6.215%, 01/25/08                                       427             381
   Argent Securities, Ser 2003-W5,
     Cl M1 (C)
     5.565%, 01/25/08                                       250             229

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Argent Securities, Ser 2003-W9,
     Cl M1 (C)
     5.555%, 01/26/08                             $         343   $         340
   Asset-Backed Funding Certificates,
     Ser 2005-AQ1, Cl A2 (G)
     4.300%, 06/25/35                                       451             446
   Asset-Backed Securities Home
     Equity Loan Trust, Ser 2003-HE5,
     Cl M1 (C)
     5.778%, 01/15/08                                       547             520
   Bear Stearns Asset Backed Securities,
     Ser 2005-HE11, Cl A1 (E)
     5.500%, 11/25/35                                       116              56
   Bear Stearns Asset Backed Securities,
     Ser 2006-HE7, Cl 2A2 (C)
     4.949%, 01/25/08                                     1,300           1,206
   Bear Stearns Asset Backed Securities,
     Ser 2007-HE4, Cl 1A1 (C)
     4.985%, 01/31/08                                     2,457           2,399
   Countrywide Asset-Backed
     Certificates, Ser 2006-S1, Cl A2
     5.549%, 08/25/21                                     1,527           1,491
   Home Equity Asset Trust NIM,
     Ser 2006-1N, Cl 1A (E)
     6.500%, 05/27/36                                        68               3
   Home Equity Asset Trust,
     Ser 2003-4, Cl M2 (C)
     7.265%, 01/25/08                                       337             320
   Home Equity Asset Trust,
     Ser 2006-5, Cl 2A3 (C)
     4.939%, 01/26/08                                       250             230
   Home Equity Mortgage Trust,
     Ser 2006-5, Cl A1 (G)
     5.500%, 01/25/37                                     2,323           1,505
   Irwin Home Equity, Ser 2007-1,
     Cl 2A1 (C) (E)
     4.939%, 01/17/08                                     4,483           4,169
   JP Morgan Mortgage Acquisition,
     Ser 2006-WF1, Cl A1B (C)
     4.889%, 01/31/08                                       476             468
   Merrill Lynch Mortgage Investors,
     Ser 2006-MLN1, Cl A2A (C)
     4.859%, 01/29/08                                       611             594
   Morgan Stanley Capital I,
     Ser 2003-NC10, Cl M1 (C)
     5.545%, 01/27/08                                       583             547
   Morgan Stanley Dean Witter Capital
     I, Ser 2003-NC1, Cl M2 (C)
     7.864%, 01/27/08                                       103              72
   New Century Home Equity Loan
     Trust, Ser 2003-B, Cl M1 (C)
     5.439%, 01/27/08                                       566             533
   New Century Home Equity Loan
     Trust, Ser 2004-A, Cl AII3 (C)
     4.450%, 01/01/08                                        76              76
   New Century Home Equity Loan
     Trust, Ser 2005-A, Cl A2 (G)
     4.461%, 01/25/08                                       493             490
   Novastar Home Equity Loan,
     Ser 2007-1, Cl A2A1 (C)
     2.308%, 01/31/08                                     3,460           3,378
   Option One Mortgage Loan Trust,
     Ser 2003-5, Cl M1 (C)
     5.515%, 01/23/08                                       205             188


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl M10 (C) (E)
     7.365%, 01/27/08                                $      100    $         18
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl M11 (C) (E)
     7.365%, 01/27/08                                       190              24
   Option One Mortgage Loan Trust,
     Ser 2007-HL1, Cl 2A1 (C)
     4.985%, 01/26/08                                     2,775           2,692
   Residential Asset Securities,
     Ser 2005-KS12, Cl A3 (C)
     5.109%, 01/25/08                                       800             764
   SB Finance NIM Trust,
     Ser 2006-KS4N, Cl N1 (E)
     7.500%, 06/25/36                                        72              31
   Terwin Mortgage Trust,
     Ser 2006-2HGS, Cl A1 (C) (E)
     4.500%, 03/25/37                                     1,817           1,749
   Terwin Mortgage Trust,
     Ser 2006-4SL, Cl A1 (C) (E)
     4.500%, 05/25/37                                     1,873           1,823
   Terwin Mortgage Trust,
     Ser 2006-6, Cl A1 (C)
     4.500%, 07/25/37                                       882             783
   Terwin Mortgage Trust,
     Ser 2006-HF1, Cl A1A (C) (E)
     4.500%, 02/25/37                                       115             112
   Wells Fargo Home Equity Trust,
     Ser 2004-2, Cl M8A (C) (E)
     7.789%, 01/28/08                                       208             117
                                                                  --------------
                                                                         29,060
                                                                  --------------
OTHER ASSET-BACKED SECURITIES -- 2.6%
   Aames Mortgage Investment Trust,
     Ser 2005-4, Cl B2 (C)
     7.615%, 01/12/08                                       170              59
   Carrington Mortgage Loan Trust,
     Ser 2007-FRE1, Cl A1 (C)
     4.985%, 01/25/08                                     2,070           1,985
   Chase Funding Mortgage Loan,
     Ser 2003-6, Cl 1A3
     3.340%, 05/25/26                                       206             204
   Countrywide Asset-Backed
     Certificates, Ser 2003-5, Cl MV2 (C)
     6.465%, 01/25/08                                       272             250
   Countrywide Asset-Backed
     Certificates, Ser 2005-7, Cl MV8 (C)
     6.239%, 01/27/08                                       250             131
   Credit-Based Asset Servicing,
     Ser 2005-CB2, Cl M1 (C)
     5.229%, 01/25/08                                       121             102
   Credit-Based Asset Servicing,
     Ser 2007-CB3, Cl A1 (G)
     5.766%, 03/25/37                                     3,902           3,841
   Credit-Based Asset Servicing,
     Ser 2007-CB4, Cl A1A (C)
     4.955%, 01/27/08                                     2,167           2,037
   Credit-Based Asset Servicing,
     Ser 2007-CB4, Cl A2A (G)
     5.840%, 01/01/08                                     2,289           2,267
   FBR Securitization Trust,
     Ser 2005-2, Cl M10 (C)
     7.039%, 01/28/08                                       100              58

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   First Franklin Mortgage Loan Asset,
     Ser 2006-FF11, Cl M1 (C)
     5.039%, 01/06/08                             $       3,500   $       1,965
   First Franklin Mortgage Loan Asset,
     Ser 2006-FF14, Cl A2 (C)
     5.113%, 01/25/08                                     2,521           2,448
   GE-WMC Mortgage Securities NIM
     Trust, Ser 2005-2A, Cl N1 (E)
     5.500%, 01/25/36                                       129              89
   GSAMP Trust, Ser 2007-HE2,
     Cl A2A (C)
     4.985%, 01/20/08                                     2,424           2,320
   JPMorgan Mortgage Acquisition,
     Ser 2006-RM1, Cl A2 (C)
     4.869%, 01/27/08                                       573             557
   Lehman XS Trust, Ser 2005-5N,
     Cl M3 (C)
     5.789%, 01/25/08                                       600             450
   Lehman XS Trust, Ser 2005-5N,
     Cl M4 (C)
     6.615%, 01/31/08                                       725             254
   Lehman XS Trust, Ser 2005-7N,
     Cl M51 (C)
     6.115%, 01/31/08                                       150              68
   Lehman XS Trust, Ser 2005-7N,
     Cl M7I (C)
     6.615%, 01/27/08                                       325             114
   Lehman XS Trust, Ser 2005-9N,
     Cl M4 (C)
     6.265%, 01/30/08                                       225             164
   Lehman XS Trust, Ser 2005-9N,
     Cl M6 (C)
     6.539%, 01/30/08                                       415             166
   Lehman XS Trust, Ser 2006-12N,
     Cl M4 (C)
     5.339%, 01/25/08                                       270             220
   Lehman XS Trust, Ser 2006-12N,
     Cl M5 (C)
     5.389%, 01/25/08                                       150             100
   Lehman XS Trust, Ser 2006-2N,
     Cl M5 (C)
     5.939%, 01/27/08                                       240             175
   Long Beach Mortgage Loan Trust,
     Ser 2005-WL2, Cl M1 (C)
     5.259%, 01/25/08                                       700             592
   Long Beach Mortgage Loan Trust,
     Ser 2006-WL1, Cl 1A3 (C)
     5.119%, 01/27/08                                       560             512
   Merrill Lynch Mortgage Investors,
     Ser 2005-FF6, Cl N1 (E)
     4.500%, 05/25/36                                        43              23
   Merrill Lynch Mortgage Investors,
     Ser 2007-HE2, Cl A2A (C)
     4.985%, 01/30/08                                     2,653           2,564
   Merrill Lynch Mortgage Investors,
     Ser 2007-SL1, Cl A1 (C)
     5.089%, 01/11/08                                     2,276           2,061
   Morgan Stanley ABS Capital I,
     Ser 2005-HE6, Cl A2C (C)
     5.109%, 01/25/08                                     1,600           1,546
   Ownit Mortgage Loan Asset-Backed
     Securities Trust, Ser 2006-1,
     Cl AF1 (G)
     5.424%, 12/25/36                                     1,233           1,214


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   People's Financial Realty Mortgage,
     Ser 2006-1, Cl B1 (C)
     7.289%, 01/03/08                             $          89   $          88
   RAAC, Ser 2007-SP1, Cl A1 (C)
     5.015%, 01/10/08                                     2,846           2,778
   Residential Asset Mortgage Products,
     Ser 2003-RS10, Cl AI5 (C)
     4.910%, 01/25/31                                       106             106
   Residential Asset Mortgage Products,
     Ser 2006-RZ4, Cl M9 (C)
     7.365%, 01/25/08                                       115              21
   Resmae Mortgage Loan Trust,
     Ser 2006-1, Cl A2A (C) (E)
     4.965%, 01/25/08                                     1,434           1,417
   Resmae Mortgage Loan Trust,
     Ser 2006-1, Cl A2B (C) (E)
     5.015%, 01/25/08                                     1,000             976
   SLM Student Loan Trust,
     Ser 2006-C, Cl C (C)
     6.084%, 03/15/08                                     1,000             927
   Saco I Trust, Ser 2005-10, Cl 2A1 (C)
     5.049%, 01/30/08                                     2,909           2,691
   Securitized Asset Backed
     Receivables Trust LLC,
     Ser 2005-HE1, Cl A3C (C)
     5.119%, 01/25/08                                       400             392
   Structured Asset Investment Loan,
     Ser 2003-BC4, Cl M2 (C)
     7.865%, 01/25/08                                       217             174
   Structured Asset Investment Loan,
     Ser 2005-4, Cl M11 (C)
     7.289%, 01/25/08                                       250              95
   Structured Asset Securities,
     Ser 2007-BC1, Cl A4 (C)
     4.919%, 01/25/08                                     1,400           1,232
   Wachovia Student Loan Trust,
     Ser 2006-1, Cl B (C) (E)
     5.324%, 03/29/08                                     3,200           2,969
                                                                  --------------
                                                                         42,402
                                                                  --------------
Total Asset-Backed Securities
   (Cost $78,795) ($ Thousands)                                          71,462
                                                                  --------------

MORTGAGE-BACKED SECURITIES -- 11.0%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 5.7%
   FHLMC CMO STRIPS, Ser 232, Cl
     IO, IO
     5.000%, 08/01/35                                     6,238           1,527
   FHLMC CMO STRIPS, Ser 233, Cl
     12, IO
     5.000%, 09/15/35                                     1,039             233
   FHLMC TBA
     6.000%, 01/01/23                                     2,000           2,044
   FNMA ARM
     5.507%, 05/01/36                                       923             934
   FNMA CMO STRIPS, Ser 359, Cl 6,
     IO
     5.000%, 11/01/35                                       386              87
   FNMA CMO STRIPS, Ser 360, Cl 2,
     IO
     5.000%, 08/01/35                                    17,784           4,353

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA TBA
     6.500%, 01/01/38                             $       6,000   $       6,167
     6.000%, 01/01/23                                    37,000          37,856
     5.500%, 01/01/19                                    36,000          36,461
   GNMA ARM
     6.000%, 02/20/35                                       255             257
     5.625%, 08/20/34                                       423             425
     5.500%, 01/20/36                                       288             290
     5.500%, 06/20/36                                       365             366
     5.000%, 06/20/34                                       388             391
     5.000%, 07/20/35                                       263             265
     5.000%, 01/20/36                                       350             352
     4.750%, 03/20/34                                       400             401
                                                                  --------------
                                                                         92,409
                                                                  --------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 5.3%
   American Home Mortgage Assets,
     Ser 2006-3, Cl M5 (C)
     5.403%, 01/25/08                                       250             161
   American Home Mortgage
     Investment Trust, Ser 2005-1,
     Cl 6A (C)
     5.294%, 01/25/08                                     4,035           4,026
   American Home Mortgage
     Investment Trust, Ser 2005-4,
     Cl 5A (C)
     5.350%, 01/25/08                                     2,086           2,081
   American Home Mortgage
     Investment Trust, Ser 2006-1,
     Cl 2A3 (C)
     5.100%, 01/25/08                                     1,221           1,107
   Banc of America Commercial
     Mortgage, Ser 2005-6, Cl AM (C)
     5.182%, 09/10/47                                     1,619           1,575
   Banc of America Commercial
     Mortgage, Ser 2006-3, Cl A4 (C)
     5.889%, 07/10/44                                     1,854           1,926
   Banc of America Commerical
     Mortgage, Ser 2007-3, Cl A4 (C)
     5.838%, 06/10/49                                     5,050           5,163
   Bank of America Commercial
     Mortgage, Ser 2005-5, Cl AM (C)
     5.176%, 10/10/45                                     1,762           1,706
   Bank of America Commercial
     Mortgage, Ser 2006-2, Cl A4 (C)
     5.740%, 05/10/45                                     1,911           1,975
   Countrywide Alternative Loan Trust,
     Ser 2004-33, Cl 1A1 (C)
     5.005%, 01/01/08                                       391             390
   Countrywide Alternative Loan Trust,
     Ser 2005-69, Cl M3 (C)
     6.015%, 01/27/08                                       235             172
   Countrywide Alternative Loan Trust,
     Ser 2005-IM1, Cl M3 (C)
     6.865%, 01/27/08                                       375             128
   Countrywide Alternative Loan Trust,
     Ser 2006-OA11, Cl M3 (C)
     5.295%, 01/30/08                                       500             354
   Countrywide Alternative Loan Trust,
     Ser 2006-OA16, Cl M5 (C)
     5.339%, 01/25/08                                       225              89
   Countrywide Home Loans,
     Ser 2004-22, Cl A1 (C)
     5.089%, 01/01/08                                       404             405


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Home Loans,
     Ser 2006-OA4, Cl M4 (C)
     5.609%, 01/27/08                             $         285   $         204
   Countrywide Home Loans,
     Ser 2006-OA4, Cl M5 (C)
     5.659%, 01/27/08                                       195             136
   Countrywide Home Loans,
     Ser 2006-OA5, Cl 1M4 (C)
     5.838%, 01/27/08                                       275             126
   Countrywide Home Loans,
     Ser 2007-HYB1, Cl 1A1 (C)
     5.580%, 01/01/08                                     1,746           1,738
   Credit Suisse Mortgage Capital
     Certificates, Ser 2006-C3, Cl A3 (C)
     6.021%, 06/15/38                                     2,381           2,474
   DSLA Mortgage Loan Trust,
     Ser 2004-AR4, Cl B1 (C)
     5.565%, 01/19/08                                       293             278
   First Horizon Alternative Mortgage
     Trust, Ser 2006-AA6, Cl 2A1 (C)
     5.640%, 01/01/08                                     3,313           3,249
   First Horizon Mortgage Pass-Through,
     Ser 2006-AR3, Cl 1A1 (C)
     5.679%, 01/01/08                                       699             702
   GS Mortgage Securities,
     Ser 2006-GG6, Cl AM (C)
     5.622%, 04/10/38                                     3,800           3,794
   Greenwich Capital Commercial Funding,
     Ser 2006-GG7, Cl AM (C)
     6.110%, 07/10/38                                     2,100           2,144
   Impac CMB Trust, Ser 2004-10,
     Cl 4M1 (C)
     5.389%, 01/25/08                                       301             245
   Impac Secured Assets CMO Owners
     Trust, Ser 2007-1, Cl A1 (C)
     4.849%, 01/25/08                                     5,319           5,306
   Impac Secured Assets CMO
     Owners Trust, Ser 2007-2,
     Cl 1A1A (C)
     4.975%, 01/29/08                                     3,254           3,185
   Indymac Index Mortgage Loan
     Trust, Ser 2006-AR12, Cl M2 (C)
     5.339%, 01/25/08                                       235             196
   Indymac Index Mortgage Loan
     Trust, Ser 2006-AR2, Cl M6 (C)
     6.539%, 01/25/08                                       240             108
   Indymac Index Mortgage Loan
     Trust, Ser 2006-AR4, Cl M4 (C)
     5.489%, 01/25/08                                       165             115
   JP Morgan Chase Commercial
     Mortgage, Ser 2006-LDP9, Cl A3
     5.336%, 05/15/47                                     1,155           1,151
   JP Morgan Chase Commercial
     Mortgage, Ser 2007-C1, Cl A4
     5.716%, 11/15/17                                     7,000           7,015
   JP Morgan Chase Commercial
     Mortgage, Ser 2007-CB18, Cl A4
     5.440%, 01/01/08                                     5,050           5,070
   Merrill Lynch Mortgage Investors,
     Ser 2005-A4, Cl 1A (C)
     5.260%, 01/01/08                                       494             504
   Merrill Lynch Mortgage Investors,
     Ser 2006-1, Cl 1A (C)
     5.301%, 01/01/08                                     1,642           1,649

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch Mortgage Trust,
     Ser 2005-CKI1, Cl A6 (C)
     5.417%, 11/12/37                             $       2,316   $       2,309
   Merrill Lynch/Countrywide
     Commercial Mortgage,
     Ser 2006-4, Cl A3 (C)
     5.172%, 12/12/49                                     5,667           5,596
   Morgan Stanley Mortgage Loan
     Trust, Ser 2007-14AR, Cl 6A1 (C)
     6.487%, 11/25/37                                     1,864           1,843
   Nomura Asset Acceptance,
     Ser 2007-1, Cl 1A1A (G)
     5.995%, 01/09/08                                     2,199           2,204
   Residential Accredit Loans,
     Ser 2006-Q01, Cl 2A3 (C)
     5.265%, 01/27/08                                       328             297
   Residential Accredit Loans,
     Ser 2006-Q04, Cl N1 (E)
     6.048%, 04/25/46                                        27              27
   Residential Accredit Loans,
     Ser 2006-Q06, Cl M5 (C)
     5.289%, 01/29/08                                       350             157
   Residential Accredit Loans,
     Ser 2006-QO3, Cl M4 (C)
     5.509%, 01/25/08                                       250             125
   Residential Accredit Loans,
     Ser 2006-QO3, Cl M5 (C)
     5.569%, 01/25/08                                       250             112
   Residential Asset Securitization
     Trust, Ser 2004-IP2, Cl 3A1 (C)
     5.253%, 01/25/08                                     1,360           1,354
   Structured Adjustable Rate
     Mortgage Loan, Ser 2005-16XS,
     Cl M2 (C)
     5.765%, 01/25/08                                       505             198
   Structured Adjustable Rate Mortgage
     Loan, Ser 2007-9, Cl 2A1 (C)
     6.000%, 01/01/08                                     1,959           1,970
   Structured Asset Mortgage Investments,
     Ser 2006-AR1, Cl B4 (C)
     5.739%, 01/27/08                                       191             122
   Structured Asset Mortgage Investments,
     Ser 2006-AR1, Cl B5 (C)
     5.839%, 01/27/08                                       121              72
   Structured Asset Securities,
     Ser 2006-NC1, Cl A4 (C)
     4.939%, 01/25/08                                       300             277
   Washington Mutual Mortgage
     Pass-Through Certificates,
     Ser 2007-HY2, Cl 1A1 (C)
     5.776%, 04/25/37                                     1,090           1,071
   Washington Mutual Mortgage
     Pass-Through Certificates,
     Ser 2007-HY4, Cl 1A1 (C)
     5.550%, 01/01/08                                     4,453           4,433
   Washington Mutual Mortgage
     Pass-Through Certificates,
     Ser 2007-HY6, Cl 1A1 (C)
     5.707%, 06/25/37                                     3,672           3,664
                                                                  --------------
                                                                         86,478
                                                                  --------------
Total Mortgage-Backed Securities
   (Cost $180,420) ($ Thousands)                                        178,887
                                                                  --------------


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.9%
   FHLMC (F)
     4.254%, 03/03/08                              $      1,500   $       1,490
     4.518%, 03/28/08                                       150             148
   FNMA (F)
     4.690%, 03/12/08                                     1,700           1,686
     5.069%, 02/29/08                                     1,100           1,093
     4.645%, 03/26/08                                       300             297
     4.367%, 04/16/08                                     1,025           1,013
     4.263%, 05/07/08                                     8,379           8,259
     4.281%, 05/09/08                                     1,021           1,006
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $14,756) ($ Thousands)                                          14,992
                                                                  --------------
CORPORATE OBLIGATIONS -- 0.3%

CONSUMER DISCRETIONARY -- 0.0%
   Time Warner
     6.875%, 05/01/12                                       375             395
                                                                  --------------

ENERGY -- 0.0%
   Weatherford International (E)
     5.950%, 06/15/12                                       205             213
                                                                  --------------

FINANCIALS -- 0.2%
   CIT Group
     5.000%, 02/13/14                                       500             440
   Capmark Financial Group (E)
     6.300%, 05/10/17                                        55              41
     5.875%, 05/10/12                                       110              87
   Discover Financial Services (E)
     6.450%, 06/12/17                                       115             111
   Genworth Financial
     5.750%, 06/15/14                                       275             276
     5.650%, 06/15/12                                       575             581
   Lehman Brothers Holdings MTN
     5.500%, 04/04/16                                       250             239
   Merrill Lynch
     6.050%, 05/16/16                                       195             192
   Morgan Stanley
     4.750%, 04/01/14                                       375             351
   Shinsei Finance Cayman(C) (E)
     6.418%, 01/29/49                                       400             340
   Washington Mutual
     Preferred Funding (C) (E)
     6.534%, 03/29/49                                       400             247
   iStar Financial, Ser 1
     5.875%, 03/15/16                                       250             204
                                                                  --------------
                                                                          3,109
                                                                  --------------
INDUSTRIALS -- 0.0%
   US Steel
     5.650%, 06/01/13                                       120             116
                                                                  --------------
MATERIALS -- 0.0%
   Lafarge
     6.150%, 07/15/11                                       230             237
                                                                  --------------
TELECOMMUNICATION SERVICES -- 0.0%
   Vodafone Group PLC
     5.350%, 02/27/12                                        80              80
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
UTILITIES -- 0.1%
   Dominion Resources
     4.750%, 12/15/10                              $        250   $         251
   Exelon Generation
     6.950%, 06/15/11                                       375             391
                                                                  --------------
                                                                            642
                                                                  --------------
Total Corporate Obligations
   (Cost $5,071) ($ Thousands)                                            4,792
                                                                  --------------
CASH EQUIVALENTS ** ++ -- 7.1%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 4.970%                  115,176,881         115,177
                                                                  --------------
Total Cash Equivalents
   (Cost $115,177) ($ Thousands)                                        115,177
                                                                  --------------
COMMERCIAL PAPER -- 1.0%
   Paradise
     4.830%, 01/11/08                                     5,000           5,000
   Toyfpr
     4.327%, 01/14/08                                    12,000          11,981
                                                                  --------------
Total Commercial Paper
   (Cost $16,981) ($ Thousands)                                          16,981
                                                                  --------------
U.S. TREASURY OBLIGATIONS (A) (B) -- 0.6%
     U.S. Treasury Bills
     2.375%, 04/15/11                                     5,211           5,431
     3.055%, 06/05/08                                       820             808
     3.011%, 02/21/08                                     2,949           2,937
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $9,177) ($ Thousands)                                            9,176
                                                                  --------------
Total Investments -- 119.5%
   (Cost $1,860,695) ($ Thousands) @                              $   1,948,668
                                                                  ==============
COMMON STOCK SOLD SHORT -- (14.4)%

CONSUMER DISCRETIONARY -- (3.3)%

   Advance Auto Parts                                   (1,693)   $        (64)
   Amazon.com*                                          (8,600)           (797)
   Apollo Group, Cl A*                                 (23,609)         (1,656)
   Career Education*                                   (15,424)           (388)
   Centex                                              (65,853)         (1,663)
   Central European
     Media Entertainment, Cl A*                        (28,003)         (3,248)
   Circuit City Stores                                (101,883)           (428)
   Coldwater Creek*                                    (45,600)           (305)
   Corinthian Colleges*                                (17,800)           (274)
   CROCS*                                              (25,400)           (935)
   CTC Media*                                          (19,800)           (598)
   Dillards, Cl A                                      (37,000)           (695)
   DR Horton                                          (188,009)         (2,476)
   Dreamworks Animation SKG, Cl A*                     (38,056)           (972)
   E.W. Scripps, Cl A                                   (1,800)            (81)


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Eastman Kodak                                       (15,600)   $       (341)
   Echostar Communications New Cl A *                  (27,600)         (1,041)
   Gamestop, Cl A*                                     (33,063)         (2,054)
   Gentex                                             (140,905)         (2,504)
   H&R Block                                           (79,100)         (1,469)
   Harley-Davidson                                      (7,208)           (337)
   Harte-Hanks                                         (19,102)           (330)
   Home Depot                                          (20,390)           (549)
   International Speedway, Cl A                         (6,408)           (264)
   Interpublic Group                                  (197,700)         (1,603)
   ITT Educational Services*                              (197)            (17)
   Jones Apparel Group                                 (24,329)           (389)
   KB Home                                             (36,468)           (788)
   Las Vegas Sands*                                    (30,300)         (3,122)
   Lennar, Cl A                                       (133,245)         (2,384)
   Liberty Media Interactive, Cl A*                    (18,135)           (346)
   MDC Holdings                                        (34,643)         (1,286)
   MGM Mirage                                          (17,300)         (1,454)
   News, Cl A                                           (9,900)           (203)
   O'Reilly Automotive*                                (42,000)         (1,362)
   Orient Express Hotels, Cl A                         (42,000)         (2,416)
   Pulte Homes                                        (184,145)         (1,941)
   Quiksilver*                                         (94,500)           (811)
   R.H. Donnelley                                       (7,684)           (280)
   Ryland Group                                        (50,202)         (1,383)
   Saks                                                (71,700)         (1,488)
   Sally Beauty Holdings                               (91,500)           (828)
   Scientific Games, Cl A*                             (42,600)         (1,416)
   Sears Holdings*                                      (9,017)           (920)
   Sirius Satellite Radio*                             (88,669)           (269)
   Sotheby's Holdings, Cl A                            (43,500)         (1,657)
   Target                                               (8,900)           (445)
   Tiffany                                             (31,615)         (1,455)
   WABCO                                               (15,793)           (791)
   Warner Music Group                                  (90,800)           (550)
                                                                  --------------
                                                                       (53,073)
                                                                  --------------
CONSUMER STAPLES -- (0.1)%
   Bare Escentuals*                                    (12,529)           (304)
   Clorox                                              (14,106)           (919)
   Hansen Natural*                                      (5,135)           (227)
   Lowes - Carolina                                     (8,889)           (758)
                                                                  --------------
                                                                        (2,208)
                                                                  --------------
ENERGY -- (2.0)%
   Anadarko Petroleum                                  (30,002)         (1,971)
   Arch Coal                                           (48,300)         (2,170)
   Baker Hughes                                        (11,000)           (892)
   BJ Services                                         (33,000)           (801)
   Cabot Oil And Gas, Cl A                              (4,023)           (162)
   Cameco (Canada)                                     (41,900)         (1,668)
   CNX Gas*                                            (58,100)         (1,856)
   Continental Resources*                              (27,700)           (724)
   Denbury Resources*                                  (31,600)           (940)
   Diamond Offshore Drilling                            (7,400)         (1,051)
   Enbridge (Canada)                                   (57,100)         (2,309)
   Forest Oil*                                         (21,700)         (1,103)
   Frontier Oil                                        (11,466)           (465)
   Helmerich & Payne                                    (3,006)           (120)
   Massey Energy                                        (4,933)           (176)
   Nabors Industries*                                  (10,198)           (279)
   Overseas Shipholding Group                           (1,079)            (80)
   Patterson - UTI Energy                              (61,663)         (1,204)
   Peabody Energy                                      (62,500)         (3,853)
   Quicksilver Resources*                              (35,156)         (2,095)
   Range Resources                                     (20,800)         (1,068)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Rowan                                               (15,100)   $       (596)
   Superior Energy Services*                            (7,000)           (241)
   Teekay Shipping                                     (30,963)         (1,648)
   Tetra Technologies*                                 (53,200)           (828)
   TransCanada (Canada)                                (55,100)         (2,255)
   Unit*                                               (28,904)         (1,337)
   W&T Offshore                                        (25,700)           (770)
                                                                  --------------
                                                                       (32,662)
                                                                  --------------
FINANCIALS -- (2.1)%
   Affiliated Managers Group*                             (700)            (82)
   AMB Property+                                       (19,100)         (1,099)
   AMBAC Financial Group                               (64,000)         (1,649)
   AvalonBay Communities+                              (11,100)         (1,045)
   Bear Stearns                                        (29,380)         (2,593)
   Brandywine Realty Trust                              (7,551)           (135)
   Camden Property Trust+                               (9,500)           (457)
   Capital Source                                      (47,229)           (831)
   Capitol Federal Financial                           (46,900)         (1,454)
   City National                                        (1,700)           (101)
   Commerce Bancshares                                  (1,900)            (85)
   Conseco*                                           (101,200)         (1,271)
   Countrywide Financial                               (29,850)           (267)
   Douglas Emmett+                                     (19,511)           (441)
   Equity Residential+                                 (10,100)           (368)
   Federal Realty Investment Trust                      (4,800)           (394)
   Fidelity National Financial, Cl A                  (188,643)         (2,756)
   First American                                      (31,900)         (1,088)
   Forestar Real Estate Short                           (7,367)           (174)
   Freddie Mac,                                        (11,273)           (384)
   Fulton Financial                                     (3,900)            (44)
   Guranty Financial Group Short                        (7,367)           (118)
   Huntington Bancshares                                (9,264)           (137)
   Jefferies Group                                     (60,000)         (1,383)
   Leucadia National                                   (65,321)         (3,077)
   Markel*                                                (900)           (442)
   Marsh & McLennan                                     (5,700)           (151)
   MBIA                                                (79,014)         (1,472)
   Old Republic International                          (91,782)         (1,414)
   OneBeacon Insurance Group                              (353)             (8)
   Peoples United Financial                            (65,310)         (1,163)
   Plum Creek Timber+                                  (10,200)           (470)
   PMI Group                                           (41,876)           (556)
   Progressive                                         (19,500)           (374)
   Rayonier+                                            (3,000)           (142)
   SL Green Realty+                                     (8,800)           (822)
   Stancorp Financial Group,                            (2,824)           (142)
   T. Rowe Price Group                                 (16,900)         (1,029)
   TCF Financial                                       (32,670)           (586)
   Unitrin                                              (7,100)           (341)
   Valley National Bancorp                             (57,025)         (1,087)
   Ventas                                              (23,476)         (1,062)
   Washington Mutual                                   (37,623)           (512)
   White Mountains Insurance Group                      (1,000)           (514)
                                                                  --------------
                                                                       (33,720)
                                                                  --------------
HEALTH CARE -- (2.1)%
   Advanced Medical Optics                             (10,500)           (258)
   Affymetrix*                                         (26,800)           (620)
   Allergan                                            (16,800)         (1,079)
   APP Pharmaceuticals*                                 (9,100)            (93)
   Biogen Idec*                                         (4,400)           (250)
   Biomarin Pharmaceutical*                            (46,400)         (1,643)
   Brookdale Senior Living                             (52,951)         (1,504)
   Cephalon*                                           (16,981)         (1,219)
   Community Health Care Systems*                      (23,100)           (851)


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Cooper                                              (83,043)   $     (3,156)
   DaVita*                                             (21,800)         (1,228)
   ImClone Systems*                                     (8,600)           (370)
   IMS Health                                          (50,700)         (1,168)
   Invitrogen Corp Com *                               (12,417)         (1,160)
   LifePoint Hospitals*                                (59,566)         (1,771)
   Lincare Holdings*                                   (15,300)           (538)
   McKesson                                            (17,300)         (1,133)
   Millipore                                            (7,900)           (578)
   Mylan                                               (44,155)           (621)
   Omnicare                                            (50,755)         (1,158)
   Patterson*                                           (7,800)           (265)
   Pharmaceutical Product Development                  (90,500)         (3,653)
   Resmed*                                             (72,400)         (3,803)
   Respironics*                                         (2,600)           (170)
   Tenet Healthcare*                                  (369,400)         (1,877)
   Varian Medical Systems*                             (13,500)           (704)
   VCA Antech*                                         (22,000)           (973)
   Vertex Pharmaceuticals*                             (92,300)         (2,144)
   Waters*                                              (4,025)           (318)
                                                                  --------------
                                                                       (34,305)
                                                                  --------------
INDUSTRIALS -- (1.6)%
   Aircastle                                           (28,754)           (757)
   Alliant Techsystems*                                 (1,948)           (222)
   AMR*                                                (56,900)           (798)
   BE Aerospace*                                       (31,900)         (1,688)
   ChoicePoint*                                         (8,845)           (322)
   Copa Holdings, Cl A                                 (73,530)         (2,763)
   Corporate Executive Board                           (21,700)         (1,304)
   Corrections Corporation of America*                 (10,300)           (304)
   Covanta Holding*                                    (55,000)         (1,521)
   Danaher                                              (1,900)           (167)
   Delta Airlines Inc Short*                           (17,100)           (255)
   DRS Technologies                                     (2,389)           (130)
   Expeditors International Washington                 (11,800)           (527)
   Flowserve                                           (13,800)         (1,328)
   General Cable                                       (18,000)         (1,319)
   Graco                                               (33,321)         (1,242)
   Joy Global                                          (26,400)         (1,738)
   Kansas City Southern                                (10,700)           (367)
   Northwest Airlines*                                  (4,400)            (64)
   Pall                                                (14,400)           (581)
   Pitney Bowes                                        (51,190)         (1,947)
   Quanta Services*                                    (50,200)         (1,317)
   Stericycle*                                         (22,450)         (1,334)
   Sunpower, Cl A*                                     (16,400)         (2,138)
   Toro                                                (10,906)           (594)
   UTI Worldwide                                       (41,000)           (804)
                                                                  --------------
                                                                       (25,531)
                                                                  --------------
INFORMATION TECHNOLOGY -- (2.1)%
   Advanced Micro Devices*                             (64,800)           (486)
   Amphenol,Cl A                                       (34,000)         (1,577)
   Applied Materials                                   (49,200)           (874)
   Cypress Semiconductor*                              (91,900)         (3,311)
   Diebold                                             (24,600)           (713)
   Electronic Arts*                                    (20,400)         (1,192)
   Equinix*                                            (15,800)         (1,597)
   F5 Networks*                                        (25,191)           (718)
   Factset Research Systems                             (5,001)           (279)
   Fair Isaac                                          (31,146)         (1,001)
   Fidelity National Information Short                  (1,900)            (79)
   International Rectifier*                             (2,200)            (75)
   Iron Mountain*                                       (3,400)           (126)
   Kla-Tencor                                          (24,200)         (1,165)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Linear Technology                                   (64,156)  $      (2,042)
   MEMIC Electronic Materials*                         (18,540)         (1,641)
   Microchip Technology                                (73,036)         (2,295)
   Micron Technology                                  (108,100)           (784)
   Novell*                                             (30,900)           (212)
   Paychex                                             (49,411)         (1,790)
   QLogic*                                             (87,667)         (1,245)
   Rambus*                                             (87,438)         (1,831)
   Riverbed Technology*                                (24,016)           (642)
   Salesforce.com*                                     (34,800)         (2,182)
   SanDisk*                                             (3,500)           (116)
   SAVVIS*                                             (29,300)           (818)
   Tellabs*                                            (25,700)           (168)
   Trimble Navigation Limited, Short*                  (20,400)           (617)
   VeriFone Holdings*                                  (89,008)         (2,069)
   Verisign Incorporated*                               (4,500)           (169)
   Vishay Intertechnology*                             (47,500)           (542)
   Zebra Technology, Cl A*                             (36,883)         (1,280)
                                                                  --------------
                                                                       (33,636)
                                                                  --------------
MATERIALS -- (0.7)%
   Bemis                                               (83,107)         (2,275)
   Celanese Corporation                                (13,643)           (577)
   Cleveland-Cliffs                                     (1,679)           (169)
   Eagle Materials                                      (3,192)           (113)
   Ivanhoe Mines (Canada)*                            (155,100)         (1,664)
   Louisiana-Pacific                                  (128,837)         (1,762)
   Meadwestvaco Corp                                    (3,000)            (94)
   Potash of Saskatchewan (Canada)                     (16,900)         (2,433)
   Sealed Air                                           (2,900)            (67)
   Silver Standard Resources (Canada)*                 (31,800)         (1,162)
   Sonoco Products                                      (6,024)           (197)
   Temple-Inland                                       (22,100)           (461)
   Weyerhaeuser                                         (4,500)           (332)
                                                                  --------------
                                                                       (11,306)
                                                                  --------------
TELECOMMUNICATION SERVICES -- (0.3)%
   Citizens Communications                             (45,098)           (574)
   Leap Wireless International*                         (2,971)           (139)
   Level 3 Communications*                            (138,147)           (420)
   NII Holdings, Cl B*                                 (35,400)         (1,711)
   Windstream                                         (122,403)         (1,594)
                                                                  --------------
                                                                        (4,438)
                                                                  --------------
UTILITIES -- (0.2)%
   Equitable Resources                                 (18,800)         (1,002)
   Exelon Corporation                                   (7,528)           (615)
   Pinnacle West Capital                                (9,332)           (396)
   Ppl Corp Com                                        (16,415)           (855)
   Wisconsin Energy                                    (15,700)           (765)
                                                                  --------------
                                                                        (3,633)
                                                                  --------------
Total Common Stock Sold Short
   (Proceeds $(247,361)) ($ Thousands)                                (234,512)
                                                                  --------------
WRITTEN OPTIONS -- 0.0%
   June 2008 U.S. Ten Year Treasury
     Call, Expires 06/16/08,
     Strike Price: $95.50*                                 (43)            (84)
                                                                  --------------
Total Written Options
   (Proceeds $(7)) ($ Thousands)                                           (84)
                                                                  --------------


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

A summary of outstanding swap agreements held by the Fund at December 31, 2007, is as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                         TOTAL RETURN SWAPS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     NET UNREALIZED
                                                                                                        NOTIONAL      APPRECIATION
                                                                                         EXPIRATION      AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                 DATE      ($THOUSANDS)   ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
The Fund receives payment on the monthly reset spread from Bank of America--CMBS AAA
   10 YR Index minus 145 basis points times the notional amount. The Fund delivers payment if the return on the spread appreciates over the payment period and receives payment if the return on the spread depreciates over the payment period.
   (Counterparty: JP Morgan Chase)                                                        04/01/08       $   5,000           $   --
The Fund receives payment on the monthly reset spread from Bank of America--CMBS AAA
   10 YR Index plus 50 basis points times the notional amount. The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period. (Counter Party:
   Bank of America)                                                                       06/01/08           4,000               --
The Fund receives payment on the monthly reset spread from Bank of America--CMBS AAA
   10 YR Index plus 30 basis points times the notional amount. The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period. (Counter Party:
   Merrill Lynch)                                                                         01/31/08          20,000                1
The Fund receives payment on the monthly reset spread from Bank of America--CMBS AAA
   10 YR Index plus 5 basis points times the notional amount. The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period. (Counter Party:
   Bank of America)                                                                       01/31/08          15,000               --
The Fund receives payment on the monthly reset spread from Bank of America--CMBS IG 10
   YR Index plus 35 basis points times the notional amount. The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period. (Counter Party: Bank of
   America)                                                                               05/01/08          12,000                1
The Fund receives payment on the monthly reset spread from Bank of America--CMBS IG 10
   YR Index plus 40 basis points times the notional amount. The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period. (Counter Party: Bank of
   America)                                                                               04/30/08          18,000                1
                                                                                                                     ---------------

                                                                                                                             $    3
                                                                                                                     ===============

------------------------------------------------------------------------------------------------------------------------------------
                                                         CREDIT DEFAULT SWAPS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     NET UNREALIZED
                                                                                                        NOTIONAL      APPRECIATION
                                                                                         EXPIRATION      AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                 DATE      ($THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund receives a monthly payment of 0.052% (0.62% per annum) times notional amount of
   CMBX NA-A 3 Index. Upon a defined credit event the Fund pays the notional amount
   and takes receipt of the deliverable obligation. (Counter Party: Goldman Sachs)        12/25/49       $   1,000           $  (16)
Fund pays a quarterly payment of 0.0675% (0.27% per annum) times notional amount of
   Southwest Airlines Co., 6.500%, 03/01/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Merrill Lynch)                                                                  12/20/11             750               18
Fund pays a quarterly payment of 0.1125% (0.45% per annum) times notional amount of
   Lubrizol Corp., 7.250%, 06/15/35. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   Merrill Lynch)                                                                         12/20/11             750                0
Fund pays a quarterly payment of 0.1725% (0.69% per annum) times notional amount of
   Donnelley (R.R.) & Sons, 4.950%, 04/01/14. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Merrill Lynch)                                                                  12/20/11             750               (1)
Fund pays a quarterly payment of 0.05% (0.20% per annum) times notional amount of
   PPG Industries, Inc., 7.050%, 08/15/09. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: JPMorgan Chase)                                                                 12/20/11             750                4
Fund pays a quarterly payment of 0.1125% (0.45% per annum) times notional amount of
   Lubrizol Corp., 7.250%, 06/15/25. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   Merrill Lynch)                                                                         12/20/11             750                0
Fund pays a quarterly payment of 0.11% (0.44% per annum) times notional amount of
   Autozone, Inc., 5.875%, 10/15/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: Bank
   of America)                                                                            12/20/11             750               (3)
Fund pays a quarterly payment of 0.11875% (0.475% per annum) times notional amount of
   Meadwestavaco Corp., 6.850%, 04/01/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Bank of America)                                                                12/20/11             750                2
Fund pays a quarterly payment of 0.115% (0.46% per annum) times notional amount of
   Autozone, Inc., 5.875%, 10/15/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   JPMorgan Chase)                                                                        12/20/11             750               (3)
Fund pays a quarterly payment of 0.295% (1.18% per annum) times notional amount of
   Gap, Inc., 8.800%, 12/15/08. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: JPMorgan
   Chase)                                                                                 12/20/11             750               15


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     NET UNREALIZED
                                                                                                        NOTIONAL      APPRECIATION
                                                                                         EXPIRATION      AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                 DATE      ($THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.055% (0.22% per annum) times notional amount of
   Nucor Corp., 4.875%, 10/01/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: Bank of
   America)                                                                               12/20/11       $     750   $            6
Fund pays a quarterly payment of 0.1375% (0.55% per annum) times notional amount of
   Black & Decker Corp., 7.125%, 06/01/11. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Bank of America)                                                                12/20/11             750               (1)
Fund pays a quarterly payment of 0.0475% (0.19% per annum) times notional amount of
   TJX Companies, 7.450%, 12/15/09. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: Bank of
   America)                                                                               12/20/11             750                5
Fund pays a quarterly payment of 0.0325% (0.13% per annum) times notional amount of
   Loews Companies, Inc., 8.250%, 06/01/10. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Merrill Lynch)                                                                  12/20/11             750                5
Fund pays a quarterly payment of 0.295% (1.18% per annum) times notional amount of
   Gap, Inc., 8.800%, 12/15/08. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: Bank of
   America)                                                                               12/20/11             750               13
Fund pays a quarterly payment of 0.1925% (0.77% per annum) times notional amount of
   Jones Apparel Group, 5.125%, 11/15/14. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: JPMorgan Chase)                                                                 12/20/11             750               21
Fund pays a quarterly payment of 0.035% (0.14% per annum) times notional amount of
   Pitney Bowes, Inc., 4.625%, 10/01/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Bank of America)                                                                12/20/11           1,500                8
Fund pays a quarterly payment of 0.1125% (0.445% per annum) times notional amount of
   Darden Restaurants, Inc., 7.125%, 02/01/16. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Bank of America)                                                                12/20/11             750                6
Fund pays a quarterly payment of 0.11875% (0.475% per annum) times notional amount of
   The Limited, Inc., 6.125%, 12/01/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: Bank
   of America)                                                                            12/20/11             750               31
Fund pays a quarterly payment of 0.1375% (0.55% per annum) times notional amount of
   Black & Decker Corp., 7.125%, 06/01/11. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: JPMorgan Chase)                                                                 12/20/11             750                4
Fund pays a quarterly payment of 0.225% (0.90% per annum) times notional amount of
   MDC Holdings, Inc., 5.500%, 05/15/13. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Merrill Lynch)                                                                  12/20/11             750                6
Fund pays a quarterly payment of 0.0975% (0.39% per annum) times notional amount of
   Hasbro, inc., 2.750%, 12/01/21. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: JPMorgan
   Chase)                                                                                 12/20/11             750               13
Fund pays a quarterly payment of 0.0845% (0.338% per annum) times notional amount of
   Whirlpool Corp., 7.750%, 07/15/16. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   Merrill Lynch)                                                                         12/20/11             750               16
Fund pays a quarterly payment of 0.1125% (0.45% per annum) times notional amount of
   Weyerhaeuser Company, 6.750%, 03/15/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Bank of America)                                                                12/20/11             350                4
Fund pays a quarterly payment of 0.055% (0.22% per annum) times notional amount of
   Nucor Corp., 4.875%, 10/01/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: JPMorgan
   Chase)                                                                                 12/20/11             750                0
Fund pays a quarterly payment of 0.0675% (0.27% per annum) times notional amount of
   Southwest Airlines Co., 6.500%, 03/01/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: JPMorgan Chase)                                                                 12/20/11             750               18
Fund pays a quarterly payment of 0.0975% (0.39% per annum) times notional amount of
   Radian Group, Inc., 7.750%, 06/01/11. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: JPMorgan Chase)                                                                 12/20/13             750              145
Fund pays a quarterly payment of 0.0975% (0.37% per annum) times notional amount of
   Johnson Controls, Inc., 7.125%, 02/01/16. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Bank of America)                                                                12/20/13             750                3
Fund pays a quarterly payment of 0.0875% (0.35% per annum) times notional amount of
   MGIC Investment Corp., 6.000%, 09/15/16. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Bank of America)                                                                12/20/13             750               94
Fund pays a quarterly payment of 0.0875% (0.35% per annum) times notional amount of
   PMI Group, Inc., 6.000%, 09/15/16. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   JPMorgan Chase)                                                                        12/20/13             750               96
Fund pays a quarterly payment of 0.0975% (0.39% per annum) times notional amount of
   Johnson Controls, inc., 7.125%, 07/15/17. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Bank of America)                                                                12/20/13             750               (3)


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     NET UNREALIZED
                                                                                                        NOTIONAL      APPRECIATION
                                                                                         EXPIRATION      AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                 DATE      ($THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.0875% (0.35% per annum) times notional amount of
   Alcan, Inc., 4.875%, 09/15/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: Bank of
   America)                                                                               12/20/13       $     750   $            1
Fund pays a quarterly payment of 0.0875% (0.35% per annum) times notional amount of
   Radian Group, Inc., 7.750%, 06/01/11. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Bank of America)                                                                12/20/13             750              160
Fund pays a quarterly payment of 0.0875% (0.35% per annum) times notional amount of
   PMI Group, Inc., 6.000%, 09/15/16. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: Bank
   of America)                                                                            12/20/13             750               95
Fund pays a quarterly payment of 0.0875% (0.35% per annum) times notional amount of
   MGIC Investment Corp., 6.000%, 03/15/07. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: JPMorgan Chase)                                                                 12/20/13             750               90
Fund pays a quarterly payment of 0.07% (0.28% per annum) times notional amount of
   Nordstrom, Inc., 6.950%, 03/15/28. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   JPMorgan Chase)                                                                        12/20/13             750                3
Fund pays a quarterly payment of 0.0625% (0.25% per annum) times notional amount of
   Dow Chemical, Inc., 6.000%, 10/01/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Merrill Lynch)                                                                  12/20/13             750                8
Fund pays a quarterly payment of 0.1825% (0.73% per annum) times notional amount of
   Masco Corp., 5.875%, 07/15/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: Bank of
   America)                                                                               12/20/13             750               15
Fund pays a quarterly payment of 0.065% (0.26% per annum) times notional amount of
   Dow Chemical, Inc., 6.000%, 10/01/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: JPMorgan Chase)                                                                 12/20/13             750                2
Fund pays a quarterly payment of 0.07% (0.28% per annum) times notional amount of
   Nordstrom, Inc., 6.950%, 03/15/28. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   Merrill Lynch)                                                                         12/20/13             750                3
Fund pays a quarterly payment of 0.05375% (0.215% per annum) times notional amount of
   Carnival Corp., 6.650%, 01/15/28. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   JPMorgan Chase)                                                                        06/20/12             650                7
Fund pays a quarterly payment of 0.05% (0.20% per annum) times notional amount of
   Campbell Soup Co., 4.875%, 10/01/13. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: Bank of America)                                                                06/20/14           1,150                4
Fund pays a quarterly payment of 0.08% (0.32% per annum) times notional amount of
   Weyerhaeuser Co., 6.750%, 03/15/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party:
   Merrill Lynch)                                                                         03/20/12             750               10
Fund pays a quarterly payment of 0.1125% (0.45% per annum) times notional amount of
   Washington Mutual Co., 5.250%, 09/15/17. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter
   Party: JPMorgan Chase)                                                                 03/20/12             700               92
Fund pays a quarterly payment of 0.08% (0.32% per annum) times notional amount of
   Alcan, Inc., 4.875%, 09/15/12. Upon a defined credit event the Fund receives the notional amount and delivers of the defined obligation. (Counter Party: Bank of
   America)                                                                               03/20/14             650                2
Fund receives a monthly payment of 0.40% (1.600% per annum) times notional amount of
   CDX.NA.IG Index. Upon a defined credit event the Fund pays the notional amount
   and takes receipt of the deliverable obligation. (Counter Party: Bank of America)      12/20/11         (10,300)            (212)
Fund receives a quarterly payment of 0.10% (0.40% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays the notional amount
   and takes receipt of the deliverable obligation. (Counter Party: Bank of America)      12/20/11          (1,000)             (19)
Fund receives a quarterly payment of 0.15% (0.40% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays the notional amount
   and takes receipt of the deliverable obligation. (Counter Party: Bank of America)      12/20/11            (650)             (12)
Fund receives a quarterly payment of 0.10% (0.40% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays the notional amount
   and takes receipt of the deliverable obligation. (Counter Party: Bank of America)      12/20/11            (350)            (253)
Fund receives a quarterly payment of 0.10% (0.40% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays the notional amount
   and takes receipt of the deliverable obligation. (Counter Party: Merrill Lynch)        12/20/11            (650)              (8)
Fund receives a quarterly payment of 0.10% (0.40% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays the notional amount
   and takes receipt of the deliverable obligation. (Counter Party: Merrill Lynch)        12/20/11          (3,750)             (77)
Fund receives a quarterly payment of 0.10% (0.40% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays the notional amount
   and takes receipt of the deliverable obligation. (Counter Party: Merrill Lynch)        12/20/11         (12,300)            (253)


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

Schedule of Investments

Large Cap Diversified Alpha Fund
December 31, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     NET UNREALIZED
                                                                                                        NOTIONAL      APPRECIATION
                                                                                         EXPIRATION      AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                 DATE      ($THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund receives a quarterly payment of 0.1125% (0.450% per annum) times notional amount of ITRAXX Europe Senior Financials 5 YR Ser. 8. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable
   obligation. (Counter Party: Citi Group)                                                12/20/12       $   1,750           $   (8)
Fund receives a quarterly payment of 0.1125% (0.45% per annum) times notional amount of CDX.TES F5_8T0 Index. Upon a defined credit event the Fund pays the notional amount and takes receipt of the deliverable obligation. (Counter Party: Bank Of
   America)                                                                               12/20/12           3,750              (19)
                                                                                                                     ---------------
                                                                                                                             $  137
                                                                                                                     ===============

A summary of the open futures contracts held by the Fund at December 31, 2007, is as follows:
--------------------------------------------------------------------------------

                          NUMBER OF                  UNREALIZED
                          CONTRACTS                 APPRECIATION
TYPE OF                     LONG      EXPIRATION   (DEPRECIATION)
CONTRACT                   (SHORT)       DATE      ($ THOUSANDS)
------------------------------------------------------------------
90-Day Euro$                 (45)      Mar-2010          $   (126)
90-Day Euro$                 (18)      Mar-2011               (25)
90-Day Euro$                  (9)      Mar-2012                (5)
90-Day Euro$                 (12)      Mar-2008               (11)
90-Day Euro$                   3       Mar-2009                 3
90-Day Euro$                (144)      Jun-2010              (313)
90-Day Euro$                  (5)      Jun-2011                (1)
90-Day Euro$                  (4)      Jun-2012                --
90-Day Euro$                  72       Jun-2008               222
90-Day Euro$                  66       Jun-2009               216
90-Day Euro$                 (25)      Sep-2010               (45)
90-Day Euro$                  (3)      Sep-2011                --
90-Day Euro$                  (4)      Sep-2012                --
90-Day Euro$                   9       Sep-2008                23
90-Day Euro$                  56       Sep-2009               159
90-Day Euro$                 (25)      Dec-2010               (42)
90-Day Euro$                  (9)      Dec-2011                (5)
90-Day Euro$                 (77)      Dec-2008              (209)
90-Day Euro$                 (46)      Dec-2009              (143)
10-Year Swap                (169)      Mar-2008                92
S&P 500 Index                142       Mar-2008               410
S&P 500 Index                641       Mar-2008            (2,263)
S&P 500 Index                 30       Mar-2008              (160)
U.S. 2-Year Note              87       Mar-2008               (44)
U.S. 5-Year Note              43       Mar-2008                13
U.S. 10-Year Note           (231)      Mar-2008              (133)
U.S. Long Treasury Bond       17       Mar-2008               (43)
                                                   ---------------
                                                       $   (2,430)
                                                   ===============

--------------------------------------------------------------------------------

Percentages are based on Net Assets of $1,630,981 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of December 31, 2007.

+     Real Estate Investments Trust.

++    Investment in Affiliated Security.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)   The rate reported is the effective yield at time of purchase.

(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2007.

(D) All or a portion of this security has been pledged as collateral for securities sold short. The total value of collateral for securities sold short at December 31, 2007 was $720,565 ($ Thousands).

(E) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(F) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on December 31, 2007. The coupon on a step bond changes on a specified date.

ADR -- American Depositary Receipt
ARM -- Adjustable Rate Mortgage
Cl -- Class
CMBS -- Commercial Mortgage-Backed Securities
CMO -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
PLC -- Public Limited Company
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced

@ At December 31, 2007, the tax basis cost of the Fund's investments, excluding securities sold short and written options, was $1,860,695 (Thousands), and the unrealized appreciation and depreciation were $179,722 (Thousands) and $(91,749) (Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


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          SEI Institutional Managed Trust / Quarterly Report / December 31, 2007

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                 SEI Asset Allocation Trust


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             -----------------------------------
                                             Robert A. Nesher, President & CEO


Date February 25, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             -----------------------------------
                                             Robert A. Nesher, President & CEO


Date February 25, 2008

By (Signature and Title)*                    /s/ Stephen F. Panner
                                             -----------------------------------
                                             Stephen F. Panner, Controller & CFO


Date February 25, 2008

* Print the name and title of each signing officer under his or her signature.